1933 Act File No. 33-31602
                                                      1940 Act File No. 811-5950

                             SECURITIES AND EXCHANGE COMMISSION
                                   Washington, D.C. 20549

                                         Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             X

    Pre-Effective Amendment No.         ....................

    Post-Effective Amendment No.   59  .....................        X

                                           and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     X

    Amendment No.   60 .....................................        X

                               MONEY MARKET OBLIGATIONS TRUST
                     (Exact Name of Registrant as Specified in Charter)

                                 Federated Investors Funds
                                    5800 Corporate Drive
                            Pittsburgh, Pennsylvania 15237-7000
                          (Address of Principal Executive Offices)

                                       (412) 288-1900
                              (Registrant's Telephone Number)

                                 John W. McGonigle, Esquire
                                 Federated Investors Tower
                                    1001 Liberty Avenue
                            Pittsburgh, Pennsylvania 15222-3779
                          (Name and Address of Agent for Service)
                     (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

___   immediately upon filing pursuant to paragraph (b)
___ on _____________pursuant to paragraph (b)
X   60 days after filing pursuant to paragraph (a)(i)
___   on _________________ pursuant to paragraph (a)(i)
___ 75 days after filing pursuant to paragraph (a)(ii)
___ on _________________ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:

     ___This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Copies to:    Matthew G. Maloney, Esquire
              Dickstein Shapiro Morin & Oshinsky LLP
              2101 L Street, N.W.
              Washington, DC  20037




MONEY MARKET OBLIGATIONS TRUST



prospectus
February 18, 2003

Government Obligations Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

trust shares

     As with all mutual funds, the Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.






Contents
Risk/Return Summary
What are Each Fund's Fees and Expenses?
What are Each Fund's Investment Strategies?
What are the Principal Securities in Which the Funds Invest?
What are the Specific Risks of Investing in the Funds?
What Do Shares Cost?
How are the Funds Sold?
How to Purchase Shares
How to Redeem Shares
Account and Share Information
Who Manages the Funds?
Financial Information


RISK/RETURN SUMMARY

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Each Fund is a money market fund that seeks to maintain a stable net asset value
(NAV) of $1.00 per Share.

Fund                               Objective
Government Obligations Fund        To provide current
(Government Fund)                  income consistent
                                   with stability of
                                   principal.

Prime Obligations Fund (Prime      To provide current
Fund)                              income consistent
                                   with stability of
                                   principal.

Tax-Free Obligations Fund          To provide
(Tax-Free Fund)                    dividend income
                                   exempt from
                                   federal regular
                                   income tax
                                   consistent with
                                   stability of
                                   principal.

Treasury Obligations Fund          To provide current
(Treasury Fund)                    income consistent
                                   with stability of
                                   principal.


While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the strategies and policies described in this prospectus.


WHAT ARE Each FUND'S MAIN INVESTMENT STRATEGIES?

Each of the Funds invests in a portfolio of securities maturing in 397 days or less. The portfolio of each Fund will have a dollar-weighted maturity of 90 days or less.


Government Fund

The Government Fund limits its investments to those that would enable it to qualify as a permissible investment for federally chartered credit unions.

The Government Fund invests primarily in a portfolio of short-term U.S. Treasury and government agency securities, including repurchase agreements collateralized fully by U.S. Treasury and government agency securities.


Prime Fund

The Prime Fund invests primarily in a portfolio of short-term, high-quality fixed income securities issued by banks, corporations and the U.S. government.


Tax-Free Fund

The Tax-Free Fund invests primarily in a portfolio of short-term, high-quality tax exempt securities.


Treasury Fund

The Treasury Fund invests primarily in a portfolio of short-term U.S. Treasury securities. These investments include repurchase agreements collateralized fully by U.S. Treasury securities.


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDs?

All mutual funds take investment risks. Therefore, even though the Funds are money market funds that seek to maintain a stable NAV, it is possible to lose money by investing in the Funds.

The Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.



Risk/Return Bar Charts and Tables

[GRAPHIC ILLUSTRATION]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Government Obligations Fund, Institutional Shares, as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2001. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2001. The percentages noted are: 3.79%, 3.13%, 4.17%, 5.93%, 5.36%, 5.54%, 5.45%, 5.07%, 6.34% and
4.04%, respectively.

The total returns shown above are for the Institutional Shares which is another class of shares offered by Government Obligations Fund. Institutional Shares are not offered in this prospectus for the Fund's Trust Shares. The total returns for Institutional Shares are disclosed here because Trust Shares have only been offered since February 19, 2003. These total returns would be substantially similar to the annual returns for Trust Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Trust Shares will not exceed those of the Institutional Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Institutional Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institutional Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 1.33%.


Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2001.

Calendar Period     Fund
1 Year              4.04%
5 Years             5.28%
10 Years            4.88%

The Fund's Instituional Shares 7-Day Net Yield as of December 31, 2001 was 2.01%. You may call the Fund at 1-800-347-7400 for the current 7-Day Net Yield.

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


[GRAPHIC ILLUSTRATION]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Prime Obligations Fund, Institutional Shares, as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2001. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2001. The percentages noted are: 3.82%, 3.15%, 4.25%, 5.98%, 5.40%, 5.57%, 5.52%, 5.15%, 6.41% and
4.17%, respectively.

The total returns shown above are for the Institutional Shares which is another class of shares offered by Prime Obligations Fund. Institutional Shares are not offered in this prospectus for the Fund's Trust Shares. The total returns for Institutional Shares are disclosed here because Trust Shares have only been offered since February 19, 2003. These total returns would be substantially similar to the annual returns for Trust Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Trust Shares will not exceed those of the Institutional Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institional Shares total return for the nine-month period from January 1, 2002 to June 30, 2002 was 1.38%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.65% (quarter ended December 31, 2000). Its lowest quarterly return was 0.62% (quarter ended December 31, 2001).



Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2001.

Calendar Period     Fund
1 Year              4.17%
5 Years             5.36%
10 Years            4.94%

The Fund's Instituional Shares 7-Day Net Yield as of December 31, 2001 was 2.11%. You may call the Fund at 1-800-347-7400 for the current 7-Day Net Yield.

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.


[GRAPHIC ILLUSTRATION]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Treasury Obligations Fund, Institutional Shares, as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 1.00% up to 7.00%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2001. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2001. The percentages noted are: 3.72%, 3.06%, 4.11%, 5.89%, 5.31%, 5.48%, 5.37%, 4.90%, 6.16% and
3.86%, respectively.

The total returns shown above are for the Institutional Shares which is another class of shares offered by Treasury Obligations Fund. Institutional Shares are not offered in this prospectus for the Fund's Trust Shares. The total returns for Institutional Shares are disclosed here because Trust Shares have only been offered since February 19, 2003. These total returns would be substantially similar to the annual returns for Trust Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Trust Shares will not exceed those of the Institutional Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institional Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 1.33%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.60% (quarter ended December 31, 2000). Its lowest quarterly return was 0.55% (quarter ended December 31, 2001).


Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2001.

Calendar Period     Fund
1 Year              3.86%
5 Years             5.15%
10 Years            4.78%

The Fund's Instituional Shares 7-Day Net Yield as of December 31, 2001 was 1.89%. You may call the Fund at 1-800-347-7400 for the current 7-Day Net Yield.

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

[GRAPHIC ILLUSTRATION]

The graphic presentation displayed here consists of a bar chart representing the annual total returns of the Tax-Free Obligations Fund, Institutional Shares, as of the calendar year-end for each of ten years.

The `y' axis reflects the "% Total Return" beginning with "0.00%" and increasing in increments of 0.50% up to 4.50%.

The `x' axis represents calculation periods (from the earliest calendar year end of the Fund's start of business) through the calendar year ended 2001. The light gray shaded chart features ten distinct vertical bars, each shaded in charcoal, and each visually representing by height the total return percentages for the calendar year stated directly at its base. The calculated total return percentage for the Fund for each calendar year is stated directly at the top of each respective bar, for the calendar years 1992 through 2001. The percentages noted are: 3.00%, 2.41%, 2.81%, 3.85%, 3.39%, 3.56%, 3.38%, 3.18%, 4.04% and
2.73%, respectively.

The total returns shown above are for the Institutional Shares which is another class of shares offered by Tax-Free Obligations Fund. Institutional Shares are not offered in this prospectus for the Fund's Trust Shares. The total returns for Institutional Shares are disclosed here because Trust Shares have only been offered since February 19, 2003. These total returns would be substantially similar to the annual returns for Trust Shares over the same period and would differ only to the extent that the two classes do not have the same expenses. It is anticipated that the expenses of Trust Shares will not exceed those of the Institutional Shares.

Historically, the Fund has maintained a constant $1.00 net asset value per Share. The bar chart shows the variability of the Fund's Institutional Shares total returns on a calendar year-end basis.

The Fund's Shares are sold without a sales charge (load). The total returns displayed above are based upon net asset value.

The Fund's Institional Shares total return for the nine-month period from January 1, 2002 to September 30, 2002 was 1.02%.

Within the period shown in the bar chart, the Fund's Institutional Shares highest quarterly return was 1.06% (quarter ended December 31, 2000). Its lowest quarterly return was 0.46% (quarter ended December 31, 2001).

Average Annual Total Return Table

The following table represents the Fund's Institutional Shares Average Annual Total Returns for the calendar periods ended December 31, 2001.

Calendar Period     Fund
1 Year              2.73%
5 Years             3.38%
10 Years            3.23%

The Fund's Instituional Shares 7-Day Net Yield as of December 31, 2001 was 1.71%. You may call the Fund at 1-800-347-7400 for the current 7-Day Net Yield.

--------------------------------------------------------------------------------

Past performance is no guarantee of future results. This information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential returns.

WHAT ARE EACH FUND'S FEES AND EXPENSES?

Money market obligations trust
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Trust Shares of the Government Obligations Fund, Prime Obligations Fund, Tax-Free Obligations Fund and Treasury Obligations Fund.



                                                          Prime      Tax-Free   Treasury
                                              Government  Obligation Obligatin  Obligations
Shareholder Fees                             Obligations  Fund       Fund       Fund
                                                  Fund
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on          None         None     None    None
Purchases (as a percentage of offering price)
Maximum Deferred Sales Charge (Load) (as a      None         None     None    None
percentage of original purchase price or
redemption proceeds, as applicable)
Maximum Sales Charge (Load) Imposed on          None         None     None    None
Reinvested Dividends (and other
Distributions) (as a percentage of offering
price)
Redemption Fee (as a percentage of amount       None         None     None    None
redeemed, if applicable)
Exchange Fee                                    None         None     None    None

Annual Fund Operating Expenses (Before
Waivers)1
Expenses That are Deducted From Fund Assets
(as a percentage of average net assets)
Management Fee2                                 0.20%        0.20%    0.20%   0.20%
Distribution (12b-1) Fee                        0.25%        0.25%    0.25%   0.25%
Other Expenses                                  0.34%        0.34%    0.34%   0.34%
Total Annual Fund Operating Expenses            0.79%        0.79%    0.79%   0.79%

1.....Although not contractually obligated to do so, the adviser expects to waive certain amounts.  These are shown below along with the net expenses the
Funds' expect to actually pay for the fiscal year ending July 31, 2003.

....... Total Waivers of Fund Expenses           0.09%        0.09%    0.09%   0.09%
  Total Actual Annual Fund Operating            0.70%        0.70%    0.70%   0.70%
  Expenses (after waivers)

2     The adviser expects to voluntarily waive a portion of the management fee.
The adviser can terminate this voluntary waiver at any time.  The management fee paid by the Government Obligations Fund, Prime Obligations Fund, Tax-Free
Obligations Fund and Treasury Obligations Fund (after the anticipated voluntary waivers) is expected to be 0.11%, 0.11%, 0.11% and 0.11% for the fiscal year ending July 31, 2003.



Example
--------------------------------------------------------------------------------

     This Example is intended to help you compare the cost of investing in the Funds' Trust Shares with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Funds' Trust Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Funds' Trust Shares operating expenses are before waivers as shown in the table and remain the same. Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:

Fund                      1        3 Years   5 Years  10 Years
                           Year
Government Obligations      $81       $252      $439      $978
Fund
Prime Obligations Fund      $81       $252      $439      $978
Tax-Free Obligations        $81       $252      $439      $978
Fund
Treasury Obligations        $81       $252      $439      $978
Fund

WHAT ARE EACH FUND'S INVESTMENT STRATEGIES?
--------------------------------------------------------------------------------

Each Fund's investment strategy is described earlier under "What are Each Fund's
Main  Investment   Strategies?"  Following  is  additional  information  on  the investment strategies for the Funds.

The investment adviser (Adviser) for each of the Funds targets an average portfolio maturity based upon its interest rate outlook. The Adviser formulates its interest rate outlook by analyzing a variety of factors, such as current and expected U.S. economic growth; current and expected interest rates and inflation; and the Federal Reserve Board's monetary policy.

The Adviser generally shortens the portfolio's dollar-weighted average maturity when it expects interest rates to rise and extends the maturity when it expects interest rates to fall. The Adviser selects securities used to shorten or extend the portfolio's dollar-weighted average maturity by comparing the returns currently offered by different investments to their historical and expected returns.


Prime Fund and Tax-Free Fund

The Adviser performs a fundamental credit analysis to develop an approved database of issuers and securities that meet the Adviser's standard for minimal credit risk. The Adviser monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations (NRSROs).


tax-free fund

In targeting a dollar-weighted average portfolio maturity range, the Adviser also will consider the tax exempt securities available.


government fund

Because the Government Fund refers to U.S. government investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Government Fund to normally invest less than 80% of its assets in U.S. government investments.


tax-free fund

Because the Tax-Free Fund refers to tax-free investments in its name, it has an investment policy that it will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax. This policy may not be changed without shareholder approval.


treasury fund

Because the Treasury Fund refers to U.S. Treasury investments in its name, it will notify shareholders in advance of any change in its investment policies that would enable the Treasury Fund to normally invest less than 80% of its assets in U.S. Treasury investments.


Industry Concentration

The Prime Fund may invest 25% or more of its assets in commercial paper issued by finance companies.


Temporary Defensive Investments

The Tax-Free Fund may temporarily depart from its principal investment strategies by investing its assets in cash or securities subject to federal income tax. It may do this to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Tax-Free Fund to receive and distribute taxable income to investors.


WHAT ARE THE PRINCIPAL SECURITIES IN WHICH THE FUNDS INVEST?

Government Fund

The Government Fund invests primarily in fixed income securities, including U.S. Treasury securities, agency securities and repurchase agreements.


Prime Fund

The Prime Fund invests primarily in fixed income securities, including corporate debt securities, commercial paper, demand instruments, bank instruments, asset backed securities and repurchase agreements. Certain of these fixed income securities may be subject to credit enhancement.


Tax-Free Fund

The Tax-Free Fund invests primarily in tax exempt securities, a type of fixed income security, including variable rate demand instruments and municipal notes. Certain of these tax exempt securities may be subject to credit enhancement.


Treasury Fund

The Treasury Fund invests primarily in U.S. Treasury securities and repurchase agreements.


Fixed Income Securities

Fixed income  securit
ies pay interest or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.


U.S. Treasury Securities

U.S. Treasury securities are direct obligations of the federal government of the United States.


Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.


Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Prime Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.


COMMERCIAL PAPER

Commercial paper is an issuer's obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.


DEMAND INSTRUMENTS

Demand instruments are corporate debt securities that the issuer must repay upon demand. Other demand instruments require a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The Funds treat demand instruments as short-term securities, even though their stated maturity may extend beyond one year.


Bank Instruments

Bank instruments are unsecured interest bearing deposits with banks. Bank instruments include bank accounts, time deposits, certificates of deposit and banker's acceptances.


Asset Backed Securities

Asset backed securities are payable from pools of obligations other than mortgages. Most asset backed securities involve consumer or commercial debts with maturities of less than ten years. However, almost any type of fixed income assets (including other fixed income securities) may be used to create an asset backed security. Asset backed securities may take the form of commercial paper, notes or pass-through certificates.



Tax Exempt Securities

Tax exempt securities are fixed income securities that pay interest that is not subject to federal regular income taxes. Typically, states, counties, cities and other political subdivisions and authorities issue tax exempt securities. The market categorizes tax exempt securities by their source of repayment.



VARIABLE RATE DEMAND INSTRUMENTS

Variable rate demand instruments are tax exempt securities that require the issuer or a third party, such as a dealer or bank, to repurchase the security for its face value upon demand. The securities also pay interest at a variable rate intended to cause the securities to trade at their face value. The Funds treat demand instruments as short-term securities, because their variable interest rate adjusts in response to changes in market rates, even though their stated maturity may extend beyond 397 days.


MUNICIPAL NOTES

Municipal notes are short-term tax exempt securities. Many municipalities issue such notes to fund their current operations before collecting taxes or other municipal revenues. Municipalities may also issue notes to fund capital projects prior to issuing long-term bonds. The issuers typically repay the notes at the end of their fiscal year, either with taxes, other revenues or proceeds from newly issued notes or bonds.


Credit Enhancement

The Fund may invest in tax exempt securities with credit enhancement. Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security if the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser usually evaluates the credit risk of a fixed income security based solely upon its credit enhancement.

Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. If a default occurs, these assets may be sold and the proceeds paid to the security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.


Repurchase Agreements

Repurchase agreements are transactions in which a Fund buys a security from a dealer or bank and agrees to sell the security back at a mutually agreed-upon time and price. The repurchase price exceeds the sale price, reflecting the Fund's return on the transaction. This return is unrelated to the interest rate on the underlying security. A Fund will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

Repurchase agreements are subject to credit risks.


Investment Ratings

The money market instruments in which the Prime Fund and the Tax-Free Fund invest will be rated in the highest short-term rating category by one or more NRSROs or be of comparable quality to securities having such ratings.


WHAT ARE THE SPECIFIC RISKS OF INVESTING IN THE FUNDS?

Each of the Funds is subject to interest rate risks. In addition, each of the Funds is subject to credit risks. Finally, the Prime Fund and the Tax-Free Fund are subject to sector risks.


INTEREST RATE RISKS

Prices of fixed income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed income securities fall. However, market factors, such as demand for particular fixed income securities, may cause the price of certain fixed income securities to fall while the prices of other securities rise or remain unchanged.

Interest rate changes have a greater effect on the price of fixed income securities with longer maturities. Money market funds try to minimize this risk by purchasing short-term securities.


CREDIT RISKS

Prime Fund and Tax-Free Fund

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, a Fund will lose money. Money market funds try to minimize this risk by purchasing higher quality securities.

Many fixed income securities receive credit ratings from NRSROs such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher perceived credit risk and higher credit ratings correspond to lower perceived credit risk. Credit ratings do not provide assurance against default or other loss of money. If a security has not received a rating, a Fund must rely entirely on the Adviser's credit assessment.


Government Fund, Prime Fund and Treasury Fund

Credit risk includes the possibility that a party to a transaction involving a Fund will fail to meet its obligations. This could cause a Fund to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.


SECTOR RISKS

A substantial part of the Prime Fund's portfolio may be comprised of securities issued by finance companies or companies with similar characteristics. In addition, a substantial part of the portfolios of the Prime Fund and the Tax-Free Fund may be comprised of securities credit enhanced by banks or companies with similar characteristics. As a result, the Prime Fund and the Tax-Free Fund will be more susceptible to any economic, business, political or other developments that generally affect these entities.


WHAT DO SHARES COST?

You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. The Funds attempt to stabilize the NAV of their Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The Funds cannot guarantee that their NAV will always remain at $1.00 per Share. The Funds do not charge a front-end sales charge. When the Funds receive your transaction request in proper form (as described in this prospectus) it is processed at the next determined NAV. The NAV of the Tax-Free Fund is determined at noon and 3:00 p.m. (Eastern time), and as of the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The NAV of the Government Fund, the Prime Fund and the Treasury Fund is determined at 5:00 p.m. (Eastern time) each day the NYSE is open.

The required minimum initial investment for each Fund is $1,000,000. There is no required minimum subsequent investment amount.

     An account may be opened with a smaller amount as long as the $1,000,000 minimum is reached within one year. An institutional investor's minimum investment is calculated by combining all accounts it maintains with the Fund. Accounts established through investment professionals may be subject to a smaller minimum investment amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.


HOW ARE THE FUNDS SOLD?

The Government Fund, the Prime Fund and the Tax-Free Fund offer three share classes: Institutional Shares, Institutional Service Shares and Trust Shares each representing interests in a single portfolio of securities. The Treasury Fund offers four share classes: Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares each representing interests in a single portfolio of securities. This prospectus relates only to Trust Shares. All share classes have different expenses, which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other classes.

The Funds' Distributor, Federated Securities Corp., markets the Shares described in this prospectus to financial institutions, financial intermediaries and institutional investors, or to individuals, directly or through investment professionals. The Tax-Free Fund may not be a suitable investment for retirement plans because it invests in municipal securities.

When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN

The Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of the Fund's Trust Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different marketing fees.


HOW TO PURCHASE SHARES

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.


THROUGH AN INVESTMENT PROFESSIONAL

o..... Establish an account with the investment professional; and

o Submit your purchase order for Shares of the Tax-Free Fund to the investment professional before 3:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 3:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

o Submit your purchase order for Shares of the Government Fund, the Prime Fund and the Treasury Fund to the investment professional before 5:00 p.m. (Eastern time). You will receive that day's dividend if the investment professional forwards the order to the Fund and the Fund receives payment by 5:00 p.m. (Eastern time). You will become the owner of Shares and receive dividends when the Fund receives your payment.

Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."


DIRECTLY FROM THE FUNDs

o Establish your account with a Fund by submitting a completed New Account Form; and

o Send your payment to the Fund by Federal Reserve wire or check. You will become the owner of Shares after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees incurred by the Fund or Federated Shareholder Services Company, the Funds' transfer agent.

An institution may establish an account and place an order by calling the Fund and will become a shareholder after the Fund receives the order.


By Wire
Send your wire to:
  State Street Bank and Trust Company
  Boston, MA
  Dollar Amount of Wire
  ABA Number 011000028
  Attention: EDGEWIRE
  Wire Order Number, Dealer Number or Group Number
  Nominee/Institution Name
  Fund Name and Number and Account Number
You cannot purchase Shares by wire on holidays when wire transfers are restricted.



By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600

If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds reserve the right to reject any purchase request. For example, to protect against check fraud the Fund may reject any purchase request involving a check that is not made payable to The Federated Funds (including, but not limited to, requests to purchase Shares using third-party checks), or involving temporary checks or credit card checks. Orders by mail are considered received when payment by check is converted into federal funds (normally the business day after the check is received) and Shares begin earning dividends the next day.


By invest-by-phone

     Once you establish an account, you may use the Funds' Invest-By-Phone privilege for future Share purchases if you have an account with a bank that is an Automated Clearing House member. To apply, call the Funds for an authorization form. You may use Invest-By-Phone to purchase Shares approximately two weeks from the date you file the form with Federated Shareholder Services Company.


BY AUTOMATED CLEARING HOUSE (ACH)

     Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.


HOW TO REDEEM SHARES

You should redeem Shares:

o through an investment professional if you purchased Shares through an investment professional; or

o    directly from the Fund if you purchased Shares directly from the Fund.

THROUGH AN INVESTMENT PROFESSIONAL

Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). Investment professionals are responsible for promptly submitting redemption requests and providing proper written redemption instructions as outlined below.


DIRECTLY FROM THE FUNDs

By Telephone
You may redeem Shares by simply calling a Fund at 1-800-341-7400.

If you call before noon (Eastern time) with respect to the Tax-Free Fund, or 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the same day. You will not receive that day's dividend.

If you call after noon (Eastern time) with respect to the Tax-Free Fund, or 5:00 p.m. (Eastern time) with respect to the Government Fund, the Prime Fund and the Treasury Fund, your redemption will be wired to you the following business day. You will receive that day's dividend.



By Mail
You may redeem Shares by mailing a written request to a Fund.

Your redemption request will be processed on the day the Fund receives your written request in proper form. Dividends are paid up to and including the day that a redemption request is processed.

Send requests by mail to:

  Federated Shareholder Services Company
  P.O. Box 8600
  Boston, MA 02266-8600
Send requests by private courier or overnight delivery service to:

  Federated Shareholder Services Company
  1099 Hingham Street
  Rockland, MA 02370-3317
All requests must include:

o     Fund Name and Share Class, account number and account registration;
o     amount to be redeemed; and
o     signatures of all shareholders exactly as registered.
Call your investment professional or the Fund if you need special instructions.


Signature Guarantees
Signatures must be guaranteed if:

o your redemption will be sent to an address other than the address of record;

o your redemption will be sent to an address of record that was changed within the last 30 days; or

o    a redemption is payable to someone other than the shareholder(s) of record.

     A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

o an electronic transfer to your account at a financial institution that is an ACH member; or

o wire payment to your account at a domestic commercial bank that is a Federal Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Funds' portfolio securities.


LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. However, payment may be delayed up to seven days:


Government Fund, Treasury Fund and Prime Fund

o     to allow your purchase to clear;

o during any period which the Federal Reserve wire or applicable Federal Reserve banks are closed, other than customary weekend and holiday closings;

o during any period which the NYSE is closed, other than customary weekend and holiday closings, or trading on the NYSE is restricted due to market-wide events; or

o during any period which an emergency exists, as determined by the SEC, so that the disposal of a Fund's investments or determination of its NAV is not reasonably practicable.


Tax-Free Fund
o     to allow your purchase to clear;

o     during periods of market volatility; or

o when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those are undeliverable and returned to the Fund.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If a Fund does not follow reasonable procedures, it may be liable for losses due to unauthorized or fraudulent telephone instructions.


Share Certificates

The Funds no longer issue share certificates. If you are redeeming Shares represented by certificates previously issued by a Fund, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.


ACCOUNT AND SHARE INFORMATION

Account Activity

You will receive periodic statements reporting all account activity, including dividends and capital gains paid.


DIVIDENDS AND CAPITAL GAINS

The Funds declare any dividends daily and pay them monthly to shareholders.

The Funds do not expect to realize any capital gains or losses. If capital gains or losses were to occur, they could result in an increase or decrease in dividends. The Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares without a sales charge, unless you elect cash payments.


ACCOUNTS WITH LOW BALANCES

     Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.


TAX INFORMATION

Government Fund, Treasury Fund and prime Fund

     The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets. Fund distributions are expected to be primarily dividends. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.


Tax Free Fund

     The Tax-Free Fund sends an annual statement of your account activity to assist you in completing your federal, state and local tax returns. It is anticipated that distributions from the Tax-Free Fund will be primarily dividends that are exempt from federal regular income tax, although a portion of each Fund's dividends may not be exempt. Dividends may be subject to state and local taxes. Capital gains and non-exempt dividends are taxable whether paid in cash or reinvested in the Fund. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state and local tax liability.



WHO MANAGES THE FUNDS?

     The Board of Trustees (Board) governs the Funds. The Board selects and oversees the Adviser, Federated Investment Management Company. The Adviser manages the Funds' assets, including buying and selling portfolio securities.
The Adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

     The Adviser and other subsidiaries of Federated advise approximately 139 mutual funds and a variety of separate accounts, which totaled approximately $180 billion in assets as of December 31, 2001. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,800 employees. More than 4,000 investment professionals make Federated funds available to their customers.


Advisory Fees

     The Adviser receives an annual investment advisory fee of 0.20% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse the Funds for certain operating expenses.


FINANCIAL INFORMATION

FINANCIAL HIGHLIGHTS

     Each Fund's fiscal year end is July 31. As this is the Class's first fiscal year, financial information is not yet available.




     A Statement of Additional Information (SAI) dated February 18, 2003, is incorporated by reference into this prospectus. Additional information about the Funds and their investments is contained in the Fund's SAI and Annual and Semi-Annual Reports to shareholders as they become available. To obtain the SAI, Annual Report, Semi-Annual Report and other information without charge, and to make inquiries, call your investment professional or the Fund at 1-800-341-7400.

     You can obtain information about the Funds (including the SAI) by writing to or visiting the SEC's Public Reference Room in Washington, DC. You may also access Fund information from the EDGAR Database on the SEC's Internet site at http://www.sec.gov. You can purchase copies of this information by contacting the SEC by email at publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102. Call 1-202-942-8090 for information on the Public Reference Room's operations and copying fees.

Investment Company Act File No. 811-5950

Cusip TBA
Cusip TBA
Cusip TBA
Cusip TBA

G02705-01 (2/03)





MONEY MARKET OBLIGATIONS TRUST



Statement of additional Information
February 18, 2003

Government Obligations Fund (Government Fund)
Prime Obligations Fund (Prime Fund)
Tax-Free Obligations Fund (Tax-Free Fund)
Treasury Obligations Fund (Treasury Fund)

trust shares

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectus for Trust Shares of the Funds, dated February 18, 2003. This SAI incorporates by reference the Funds' Annual Report. Obtain the prospectus or the Annual Reports without charge by calling 1-800-341-7400.


G02705-03 (2/03)







Contents
How are the Funds Organized?...............
Securities in Which the Funds Invest.......
How are the Funds Sold?....................
Subaccounting Services.....................
Redemption in Kind.........................
Massachusetts Partnership Law..............
Account and Share Information...............
Tax Information............................
Who Manages and Provides Services to the Funds?
How Do the Funds Measure Performance?......
Who is Federated Investors, Inc.?..........
Financial Information......................
Investment Ratings.........................
Addresses..................................


------------------------------------------------------------------------------


HOW ARE THE FUNDS ORGANIZED?

     Each Fund is a diversified portfolio of Money Market Obligations Trust (Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on October 3, 1988. The Trust may offer separate series of shares representing interests in separate portfolios of securities. The Board of Trustees (the Board) has established four classes of shares of the Fund, known as Institutional Shares, Institutional Service Shares, Institutional Capital Shares and Trust Shares (Shares). This SAI relates to Trust Shares. The Funds' investment adviser is Federated Investment Management Company (Adviser).

SECURITIES IN WHICH THE FUNDS INVEST

     In pursuing its investment strategy, a Fund may invest in the following securities for any purpose that is consistent with its investment objective.

SECURITIES DESCRIPTIONS AND TECHNIQUES

Zero Coupon Securities

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a "coupon payment"). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. Investors must wait until maturity to receive interest and principal, which increases the interest rate and credit risks of a zero coupon security.

Special Transactions

Delayed Delivery Transactions

     Delayed delivery transactions, including when-issued transactions, are arrangements in which a Fund buys securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by a Fund to the issuer and no interest accrues to a Fund. A Fund records the transaction when it agrees to buy the securities and reflects their value in determining the price of its Shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, delayed delivery transactions create interest rate risks for a Fund. Delayed delivery transactions also involve credit risks in the event of a counterparty default. The Government Fund will purchase and sell securities through regular way settlement, so that delivery of the security from the seller to the buyer will occur within the time frame that the securities industry has established for that type of security.

Securities Lending

     A Fund may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, a Fund receives cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay a Fund the equivalent of any dividends or interest received on the loaned securities. A Fund will reinvest cash collateral in securities that qualify as an acceptable investment for a Fund. However, a Fund must pay interest to the borrower for the use of cash collateral. Loans are subject to termination at the option of a Fund or the borrower. A Fund will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. A Fund may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker. The Prime Fund has no present intention to engage in securities lending.


Inter-Fund Borrowing and Lending Arrangements

     The Securities and Exchange Commission (SEC) has granted an exemption that permits the Funds and all other funds advised by subsidiaries of Federated Investors, Inc. (Federated funds) to lend and borrow money for certain temporary purposes directly to and from other Federated funds. Participation in this inter-fund lending program is voluntary for both borrowing and lending funds, and an inter-fund loan is only made if it benefits each participating fund. Federated Investors, Inc. (Federated) administers the program according to procedures approved by the Fund's Board, and the Board monitors the operation of the program. Any inter-fund loan must comply with certain conditions set out in the exemption, which are designed to assure fairness and protect all participating funds.

     For example, inter-fund lending is permitted only (a) to meet shareholder redemption requests, and (b) to meet commitments arising from "failed" trades. All inter-fund loans must be repaid in seven days or less. The Fund's participation in this program must be consistent with its investment policies and limitations, and must meet certain percentage tests. Inter-fund loans may be made only when the rate of interest to be charged is more attractive to the lending fund than market-competitive rates on overnight repurchase agreements (Repo Rate) and more attractive to the borrowing fund than the rate of interest that would be charged by an unaffiliated bank for short-term borrowings (Bank Loan Rate), as determined by the Board. The interest rate imposed on inter-fund loans is the average of the Repo Rate and the Bank Loan Rate.


Asset Coverage

     In order to secure its obligations in connection with special transactions, a Fund will either own the underlying assets or set aside readily marketable securities with a value that equals or exceeds the Fund's obligations. Unless a Fund has other readily marketable assets to set aside, it cannot trade assets used to secure such obligations without terminating a special transaction. This may cause a Fund to miss favorable trading opportunities or to realize losses on special transactions. In addition to the securities discribed above and in the prospectus, a Fund may invest in the securities described below:

Prime Fund
Municipal Securities

     Municipal securities are issued by states, counties, cities and other political subdivisions and authorities. Although many municipal securities are exempt from federal income tax, the Fund may invest in taxable municipal securities.

Insurance Contracts

     Insurance  contracts  include  guaranteed  investment  contracts,   funding
agreements and annuities. The Funds treat these contracts as fixed income securities.

Foreign Securities

Foreign securities are securities of issuers based outside the United States. The Fund considers an issuer to be based outside the United States if:

o it is organized under the laws of, or has a principal office located in, another country;

o     the principal trading market for its securities is in another country; or

o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed or sales made in another country.

     Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to risks of foreign investing.

     The Prime Fund also may invest in U.S. Treasury securities, which are described in the prospectus, and agency securities which are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority.

Bank Instruments

For purposes of applying the Fund's concentration limitation, bank instruments also include fixed income securities credit enhanced by a bank. Yankee instruments are denominated in U.S. dollars and issued by U.S. branches of foreign banks. Eurodollar instruments are denominated in U.S. dollars and issued by non-U.S branches of U.S or foreign banks.

Tax-Free Fund
General Obligation Bonds

     General obligation bonds are supported by the issuer's power to exact property or other taxes. The issuer must impose and collect taxes sufficient to pay principal and interest on the bonds. However, the issuer's authority to impose additional taxes may be limited by its charter or state law.

Special Revenue Bonds

     Special revenue bonds are payable solely from specific revenues received by the issuer such as specific taxes, assessments, tolls or fees. Bondholders may not collect from the municipality's general taxes or revenues. For example, a municipality may issue bonds to build a toll road, and pledge the tolls to repay the bonds. Therefore, a shortfall in the tolls normally would result in a default on the bonds.

Private Activity Bonds

     Private activity bonds are special revenue bonds used to finance private entities. For example, a municipality may issue bonds to finance a new factory to improve its local economy. The municipality would lend the proceeds from its bonds to the company using the factory, and the company would agree to make loan payments sufficient to repay the bonds. The bonds would be payable solely from the company's loan payments, not from any other revenues of the municipality. Therefore, any default on the loan normally would result in a default on the bonds.

  The interest on many types of private activity bonds is subject to the federal alternative minimum tax (AMT). The Fund may invest in bonds subject to AMT.

Municipal Leases

     Municipalities may enter into leases for equipment or facilities. In order to comply with state public financing laws, these leases are typically subject to annual appropriation. In other words, a municipality may end a lease, without penalty, by not providing for the lease payments in its annual budget. After the lease ends, the lessor can resell the equipment or facility but may lose money on the sale.

     The Fund may invest in securities supported by individual leases or pools of municipal leases.


Temporary Defensive Investments

     The Tax-Free Fund may make temporary defensive investments in the following taxable securities, which are described in the prospectus or herein: U.S.
Treasury securities, agency securities, bank instruments, corporate debt securities, commercial paper, repurchase agreements and reverse repurchase agreements.

Government Fund, Prime Fund and Tax-Free Fund

Reverse Repurchase Agreements

     Reverse repurchase agreements are repurchase agreements in which a Fund is the seller (rather than the buyer) of the securities, and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by a Fund. Reverse repurchase agreements are subject to credit risks. In addition, reverse repurchase agreements create leverage risks because a Fund must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

investing in Securities of Other Investment Companies

     The Funds may invest their assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out their investment policies and managing their uninvested cash.

Government Fund
Mortgage Backed Securities

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and prepayments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.

Investment Ratings

     The ratings categories of a nationally recognized statistical rating organization (NRSRO) are determined without regard for sub- categories and gradations. For example, securities rated A-1+ or A-1 by Standard & Poor's (S&P), P-1 by Moody's Investors Service (Moody's), or F-1+ or F-1 by Fitch Ratings (Fitch) are all considered rated in the highest short-term rating category. The Fund will follow applicable regulations in determining whether a security rated by more than one rating service can be treated as being in the highest short-term rating category. See "Regulatory Compliance."

INVESTMENT RISKS

     There are many factors which may affect an investment in the Funds. The Funds' principal risks are described in the prospectus. Additional risk factors are outlined below.

Government Fund
Prepayment Risks

     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due) payments on mortgage backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Fund holding mortgage backed securities. For example, when interest rates decline, the values of mortgage backed securities generally rise. However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and the Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available. Unscheduled prepayments would also limit the potential for capital appreciation on mortgage backed securities. Conversely, when interest rates rise, the values of mortgage backed securities generally fall. Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of mortgage backed securities, and cause their value to decline more than traditional fixed income securities.

Tax-Free Fund
Credit Risks

     Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent a Fund from selling or buying other securities to implement its investment strategy.

Tax Risks

     In order to be tax exempt, municipal securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.

     Changes or proposed changes in federal tax laws may cause the prices of municipal securities to fall.

Prime Fund
Risks of Foreign Investing

     Foreign securities pose additional risks because foreign economic or political conditions may be less favorable than those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

Prepayment Risks

     Unlike traditional fixed income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on asset backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from voluntary prepayment, refinancing or foreclosure of the underlying loans. If a Fund receives unscheduled prepayments, it may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Government Fund, Prime Fund and Tax-Free Fund
Leverage Risks

     Leverage risk is created when an investment exposes the Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Fund's risk of loss and potential for gain.

Fundamental INVESTMENT objectives


Fund             Objective
Government Fund  To provide current income
                 consistent with stability
                 of principal
Prime Fund       To provide current income
                 consistent with stability
                 of principal
Tax-Free Fund    To provide dividend income
                 exempt from federal
                 regular income tax
                 consistent with stability
                 of principal
Treasury Fund    To provide current income
                 consistent with stability
                 of principal

     The investment objectives may not be changed by the Funds' Board without shareholder approval.


INVESTMENT LIMITATIONS

Diversification

     With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities of any one issuer (other than cash; cash items; securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities; and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in securities of that issuer, or a Fund would own more than 10% of the outstanding voting securities of that issuer.


Borrowing Money and Issuing Senior Securities

     A Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).


Investing in Real Estate

     A Fund may not purchase or sell real estate, provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. A Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.


Investing in Commodities

     A Fund may not purchase or sell physical commodities, provided that a Fund may purchase securities of companies that deal in commodities.


Underwriting

     A Fund may not underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.


Lending

     A Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


Concentration

     A Fund (with the exception of the Prime Fund) will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

     The Prime Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, except that the Prime Fund may invest 25% or more of the value of its total assets in the commercial paper issued by finance companies. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

     The above limitations cannot be changed unless authorized by the Board and by the "vote of a majority of its outstanding voting securities," as defined by the 1940 Act. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


Pledging Assets

     A Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.


Purchases on Margin

     A Fund will not purchase securities on margin, provided that a Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities.


Illiquid Securities

     A Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits maturing in more than seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 10% of a Fund's net assets.


Restricted Securities

     The Prime Fund and the Tax-Free Fund may invest in securities subject to restriction on resale under the federal securities laws.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such limitation.

     For purposes of the diversification limitation, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."


Government Fund, Prime Fund and Tax-Free Fund

     For purposes of the concentration limitation: (a) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry; (b) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; and (c) asset-backed securities will be classified according to the underlying assets securing such securities.


Regulatory Compliance

     The Funds may follow non-fundamental operational policies that are more restrictive than its fundamental investment limitations, as set forth in the prospectus and this SAI, in order to comply with applicable laws and regulations, including the provisions of and regulations under the 1940 Act. In particular, the Funds will comply with the various requirements of Rule 2a-7 (the "Rule"), which regulates money market mutual funds. The Funds will determine the effective maturity of its investments according to the Rule. The Funds may change these operational policies to reflect changes in the laws and regulations without the approval of its shareholders.


DETERMINING MARKET VALUE OF SECURITIES

     The Board has  decided  that the best method for  determining  the value of portfolio instruments is amortized cost. Under this method, portfolio instruments are valued at the acquisition cost as adjusted for amortization of premium or accumulation of discount rather than at current market value. Accordingly, neither the amount of daily income nor the net asset value (NAV) is affected by any unrealized appreciation or depreciation of the portfolio. In periods of declining interest rates, the indicated daily yield on shares of the Fund computed by dividing the annualized daily income on the Fund's portfolio by the NAV computed as above may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates. In periods of rising interest rates, the opposite may be true.

     The Fund's use of the amortized cost method of valuing portfolio instruments depends on its compliance with certain conditions in the Rule. Under the Rule, the Board must establish procedures reasonably designed to stabilize the NAV per Share, as computed for purposes of distribution and redemption, at $1.00 per Share, taking into account current market conditions and the Fund's investment objective. The procedures include monitoring the relationship between the amortized cost value per Share and the NAV per Share based upon available indications of market value. The Board will decide what, if any, steps should be taken if there is a difference of more than 0.5 of 1% between the two values. The Board will take any steps it considers appropriate (such as redemption in kind or shortening the average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining NAV.


WHAT DO SHARES COST?

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.


HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.) offers Shares on a continuous, best- efforts basis.

RULE 12B-1 PLAN

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of banks, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Share redemptions. In addition, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Fund may compensate the Distributor more or less than its actual marketing expenses. In no event will the Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     For some classes of Shares, the maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing-related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.


SHAREHOLDER SERVICES

     The Funds may pay Federated Shareholder Services Company, a subsidiary of Federated, for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services Company may select others to perform these services for their customers and may pay them fees.


SUPPLEMENTAL PAYMENTS

     Investment professionals (such as broker/dealers or banks) may be paid fees, in significant amounts, out of the assets of the Distributor and/or
Federated Shareholder Services Company. (These fees do not come out of Fund assets.) The Distributor and/or Federated Shareholder Services Company may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related and/or shareholder services, such as advertising, providing incentives to their sales personnel, sponsoring other activities intended to promote sales, and maintaining shareholder accounts. These payments may be based upon such factors as the number or value of Shares the investment professional sells or may sell; the value of client assets invested; and/or the type and nature of sales or marketing support furnished by the investment professional.


SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professionals holding Shares in a fiduciary, agency, custodial or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.


REDEMPTION IN KIND

     Although the Funds intend to pay Share redemptions in cash, they reserve the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

     Because the Funds have elected to be governed by Rule 18f-1 under the 1940 Act, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as the Funds determines their NAV. The portfolio securities will be selected in a manner that the Fund's Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.


ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Board or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.


TAX INFORMATION

FEDERAL INCOME TAX

     Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. If these requirements are not met, it will not receive special tax treatment and will be subject to federal corporate income tax. Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Fund.


FOREIGN INVESTMENTS (pRIME FUND only)

     If the Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Fund intends to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the income generated by the securities in the portfolio, whereas tax- basis income includes, in addition, gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed-income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If the Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund will qualify for certain Code provisions that allow its shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.


WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. The following tables give information about each Board member and the senior officers of the Funds. Where required, the tables separately list Board members who are "interested persons" of the Fund (i.e., "Interested" Board members) and those who are not (i.e., "Independent" Board members). Unless otherwise noted, the address of each person listed is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA. The Trust comprises 40 portfolios and the Federated Fund Complex consists of 44 investment companies (comprising 139 portfolios). Unless otherwise noted, each Board member oversees all portfolios in the Federated Fund Complex; serves for an indefinite term; and also serves as a Board member of the following investment company complexes: Banknorth Funds--five portfolios; CCMI Funds--two portfolios; Regions Funds--eight portfolios; Riggs Funds--nine portfolios; and WesMark Funds--five portfolios.



INTERESTED TRUSTEES BACKGROUND AND COMPENSATION

Name Birth      Principal Occupation(s) for Past Five Years,      Aggregate          Total
Date Address    Other Directorships Held and Previous Positions   Compensationn  Compensation
Positions Held                                                    From          From Trust
with Trust                                                        Funds                and
Date Service                                                      (past          Federated
Began                                                             fiscal      Fund Complex
                                                                      year)   (past fiscal
                                                                                     year)
John F.         Principal Occupations: Chief Executive Officer           $0             $0
Donahue* Birth  and Director or Trustee of the Federated Fund
Date: July 28,  Complex; Chairman and Director, Federated
1924 CHAIRMAN   Investors, Inc.; Chairman, Federated Investment
AND TRUSTEE     Management Company, Federated Global Investment
Began serving:  Management Corp. and Passport Research, Ltd.
October 1988
                Previous Positions: Trustee, Federated
                Investment Management Company and Chairman and
                Director, Federated Investment Counseling.

J.Christopher   Principal Occupations: President or Executive            $0             $0
Donahue*        Vice President of the Federated Fund Complex;
Birth Date:     Director or Trustee of some of the Funds in the
April 11, 1949  Federated Fund Complex; President, Chief
PRESIDENT AND   Executive Officer and Director, Federated
TRUSTEE         Investors, Inc.; President, Chief Executive
Began serving:  Officer and Trustee, Federated Investment
April1989       Management Company; Trustee, Federated
                Investment Counseling; President, Chief
                Executive Officer and Director, Federated
                Global Investment Management Corp.; President
                and Chief Executive Officer, Passport Research,
                Ltd.; Trustee, Federated Shareholder Services
                Company; Director, Federated Services Company.

                Previous Position: President, Federated
                Investment Counseling.

Lawrence D.     Principal Occupations: Director or Trustee of     $43,648.67   $117,117.17
Ellis, M.D.*    the Federated Fund Complex; Professor of
Birth Date:     Medicine, University of Pittsburgh; Medical
October11,      Director, University of Pittsburgh Medical
1932            Center Downtown; Hematologist, Oncologist and
3471 Fifth      Internist, University of Pittsburgh Medical
Avenue          Center.
Suite 1111
Pittsburgh, PA  Other Directorships Held: Member, National
TRUSTEE         Board of Trustees, Leukemia Society of America.
Began serving:
October 1988    Previous Positions: Trustee, University of
                Pittsburgh; Director, University of Pittsburgh
                Medical Center..



  Family relationships and reasons for "interested" status: John F. Donahue is the father of J. Christopher Donahue; both are "interested" due to the positions they hold with
  Federated and its subsidiaries. Lawrence D. Ellis, M.D. is "interested" because his son-in-law is employed by the Fund's principal underwriter, Federated Securities Corp.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date   Principal Occupation(s) for Past Five Years,    Aggregate          Total
Address           Other Directorships Held and Previous           Compensation  Compensation
Positions Held    Positions                                       From          From Trust
with Trust Date                                                   Funds                and
Service Began                                                     (past          Federated
                                                                  fiscal      Fund Complex
                                                                      year)   (past fiscal
                                                                                     year)
Thomas G.         Principal Occupation: Director or Trustee of    $48,016.35   $128,847.72
Bigley            the Federated Fund Complex.
Birth Date:
February 3,       Other Directorships Held: Director, Member of
1934 15 Old       Executive Committee, Children's Hospital of
Timber Trail      Pittsburgh; Director, Member of Executive
Pittsburgh, PA    Committee, University of Pittsburgh.
TRUSTEE
Began serving:    Previous Position: Senior Partner, Ernst &
November 1994     Young LLP.

John T. Conroy,   Principal Occupations: Director or Trustee of   $48,016.35   $128,847.66
Jr.               the Federated Fund Complex; Chairman of the
Birth Date:       Board, Investment Properties Corporation;
June 23, 1937     Partner or Trustee in private real estate
Grubb &           ventures in Southwest Florida.
Ellis/Investment
Properties        Previous Positions: President, Investment
Corporation       Properties Corporation; Senior Vice
3838 Tamiami      President, John R. Wood and Associates, Inc.,
Trail North       Realtors; President, Naples Property
Naples, FL        Management, Inc. and Northgate Village
TRUSTEE           Development Corporation.
Began serving:
August 1991

Nicholas P.       Principal Occupation: Director or Trustee of    $48,016.35   $126,923.53
Constantakis      the Federated Fund Complex; Partner, Andersen
Birth Date:       Worldwide SC (prior to 9/1/97).
September 3,
1939              Other Directorships Held: Director, Michael
175 Woodshire     Baker Corporation (engineering and energy
Drive             services worldwide).
Pittsburgh, PA
TRUSTEE
Began serving:
October 1999

John F.           Principal Occupation: Director or Trustee of    $43,648.67   $115,368.16
Cunningham        the Federated Fund Complex.
Birth Date:
March 5, 1943     Other Directorships Held: Chairman, President
353 El Brillo     and Chief Executive Officer, Cunningham &
Way Palm Beach,   Co., Inc. (strategic business consulting);
FL                Trustee Associate, Boston College.
TRUSTEE
Began serving:    Previous Positions: Director, Redgate
January 1999      Communications and EMC Corporation (computer
                  storage systems); Chairman of the Board and
                  Chief Executive Officer, Computer Consoles,
                  Inc.; President and Chief Operating Officer,
                  Wang Laboratories; Director, First National
                  Bank of Boston; Director, Apollo Computer,
                  Inc.

Peter E. Madden   Principal Occupation: Director or Trustee of    $43,648.67   $117,117.14
Birth Date:       the Federated Fund Complex; Management
March 16, 1942    Consultant.
One Royal Palm
Way               Previous Positions: Representative,
100 Royal Palm    Commonwealth of Massachusetts General Court;
Way               President, State Street Bank and Trust
Palm Beach, FL    Company and State Street Corporation
 TRUSTEE          (retired); Director, VISA USA and VISA
Began serving:    International; Chairman and Director,
August 1991       Massachusetts Bankers Association; Director,
                  Depository Trust Corporation; Director, The
                  Boston Stock Exchange.

Charles F.        Principal Occupations: Director or Trustee of   $48,016.35   $128,847.66
Mansfield, Jr.    the Federated Fund Complex; Management
Birth Date:       Consultant; Executive Vice President, DVC
April 10, 1945    Group, Inc. (marketing, communications and
80 South Road     technology) (prior to 9/1/00).
Westhampton
Beach, NY         Previous Positions: Chief Executive Officer,
TRUSTEE           PBTC International Bank; Partner, Arthur
Began serving:    Young & Company (now Ernst & Young LLP);
January 1999      Chief Financial Officer of Retail Banking
                  Sector, Chase Manhattan Bank; Senior Vice
                  President, HSBC Bank USA (formerly, Marine
                  Midland Bank); Vice President, Citibank;
                  Assistant Professor of Banking and Finance,
                  Frank G. Zarb School of Business, Hofstra
                  University.


INDEPENDENT TRUSTEES BACKGROUND AND COMPENSATION

Name Birth Date   Principal Occupation(s) for Past Five Years,    Aggregate          Total
Address           Other Directorships Held and Previous           Compensation  Compensation
Positions Held    Positions                                       From          From Trust
with Trust Date                                                   Funds                and
Service Began                                                     (past          Federated
                                                                  fiscal      Fund Complex
                                                                      year)   (past fiscal
                                                                                     year)
John E. Murray,   Principal Occupations:  Director or Trustee                  $117,117.14
Jr., J.D.,        of the Federated Fund Complex; Chancellor and   $51,038.23
S.J.D.            Law Professor, Duquesne University;
Birth Date:       Consulting Partner, Mollica & Murray.
December 20,
1932              Other Directorships Held: Director, Michael
Chancellor,       Baker Corp. (engineering, construction,
Duquesne          operations and technical services).
University
Pittsburgh, PA    Previous Positions: President, Duquesne
TRUSTEE           University; Dean and Professor of Law,
Began serving:    University of Pittsburgh School of Law; Dean
February 1995     and Professor of Law, Villanova

Marjorie P.       Principal Occupations:  Director or Trustee                  $117,117.17
Smuts             of the Federated Fund Complex; Public           $43,648.67
Birth Date:       Relations/Marketing Consultant/Conference
June 21, 1935     Coordinator.
4905 Bayard
Street            Previous Positions: National Spokesperson,
Pittsburgh, PA    Aluminum Company of America; television
TRUSTEE           producer; President, Marj Palmer Assoc.;
Began serving:    Owner, Scandia Bord.
October 1988

John S. Walsh     Principal Occupations:  Director or Trustee                  $117,117.17
Birth Date:       of the Federated Fund Complex; President and    $43,648.67
November 28,      Director, Heat Wagon, Inc. (manufacturer of
1957              construction temporary heaters); President
2604 William      and Director, Manufacturers Products, Inc.
Drive             (distributor of portable construction
Valparaiso, IN    heaters); President, Portable Heater Parts, a
TRUSTEE           division of Manufacturers Products, Inc.
 Began serving:
January 1999      Other Directorships Held: Director, Walsh &
                  Kelly, Inc. (heavy highway contractor).

                  Previous Position: Vice President, Walsh &
                  Kelly, Inc.





OFFICERS**

Name Birth Date  Principal Occupation(s) and Previous Positions
Address
Positions Held
with Trust
Edward C.        Principal Occupations: President, Executive Vice President and Treasurer
Gonzales Birth   of some of the Funds in the Federated Fund Complex; Vice Chairman,
Date: October    Federated Investors, Inc.; Trustee, Federated Administrative Services.
22, 1930
EXECUTIVE VICE   Previous Positions: Trustee or Director of some of the Funds in the
PRESIDENT        Federated Fund Complex; CEO and Chairman, Federated Administrative
                 Services; Vice President, Federated Investment Management Company,
                 Federated Investment Counseling, Federated Global Investment Management
                 Corp. and Passport Research, Ltd.; Director and Executive Vice
                 President, Federated Securities Corp.; Director, Federated Services
                 Company; Trustee, Federated Shareholder Services Company.

John W.          Principal Occupations: Executive Vice President and Secretary of the
McGonigle        Federated Fund Complex; Executive Vice President, Secretary and
Birth Date:      Director, Federated Investors, Inc.
October 26,
1938             Previous Positions: Trustee, Federated Investment Management Company and
EXECUTIVE VICE   Federated Investment Counseling; Director, Federated Global Investment
PRESIDENT AND    Management Corp., Federated Services Company and Federated Securities
SECRETARY        Corp.

Richard          Principal Occupations: Treasurer of the Federated Fund Complex; Senior
J.Thomas         Vice President, Federated Administrative Services.
Birth Date:
June 17, 1954    Previous Positions: Vice President, Federated Administrative Services;
TREASURER        held various management positions within Funds Financial Services
                 Division of Federated Investors, Inc.

Richard B.       Principal Occupations: President or Vice President of some of the Funds
Fisher           in the Federated Fund Complex; Vice Chairman, Federated Investors, Inc.;
Birth Date: May  Chairman, Federated Securities Corp.
17, 1923 VICE
PRESIDENT        Previous Positions: Director or Trustee of some of the Funds in the
                 Federated Fund Complex; Executive Vice President, Federated Investors,
                 Inc. and Director and Chief Executive Officer, Federated Securities Corp.

William D.       Principal Occupations: Chief Investment Officer of this Fund and various
Dawson III       other Funds in the Federated Fund Complex; Executive Vice President,
Birth Date:      Federated Investment Counseling, Federated Global Investment Management
March 3, 1949    Corp., Federated Investment Management Company and Passport Research,
CHIEF            Ltd.; Director, Federated Global Investment Management Corp. and
INVESTMENT       Federated Investment Management Company; Portfolio Manager, Federated
OFFICER          Administrative Services; Vice President, Federated Investors, Inc.

                 Previous Positions: Executive Vice President and Senior Vice President,
                 Federated Investment Counseling Institutional Portfolio Management
                 Services Division; Senior Vice President, Federated Investment
                 Management Company and Passport Research, Ltd.

Deborah A.       Deborah A. Cunningham is Vice President of the Trust. Ms.Cunningham
Cunningham       joined Federated in 1981 and has been a Senior Portfolio Manager and a
 Birth Date:     Senior Vice President of the Fund's Adviser since 1997. Ms.Cunningham
September 15,    served as a Portfolio Manager and a Vice President of the Adviser from
1959             1993 through 1996. Ms.Cunningham is a Chartered Financial Analyst and
VICE PRESIDENT   received her M.S.B.A. in Finance from Robert Morris College.

Mary Jo Ochson   Mary Jo Ochson is Vice President of the Trust. Ms. Ochson joined
Birth Date:      Federated in 1982 and has been a Senior Portfolio Manager and a Senior
September 12,    Vice President of the Fund's Adviser since 1996. From 1988 through 1995,
1953             Ms. Ochson served as a Portfolio Manager and a Vice President of the
VICE PRESIDENT   Fund's Adviser. Ms. Ochson is a Chartered Financial Analyst and received her M.B.A. in Finance from the University of Pittsburgh.


**    Officers do not receive any compensation from the Funds.

     Thomas R. Donahue, Chief Financial Officer, Vice President, Treasurer and Assistant Secretary of Federated and an officer of its various advisory and underwriting subsidiaries, has served as a Term Member on the Board of Directors of Duquesne University, Pittsburgh, Pennsylvania, since May 12, 2000. Mr. John
E. Murray, Jr., an Independent Trustee of the Fund, served as President of Duquesne from 1988 until his retirement from that position in 2001, and became Chancellor of Duquesne on August 15, 2001. It should be noted that Mr. Donahue abstains on any matter that comes before Duquesne's Board that affects Mr. Murray personally.




COMMITTEES of the board
Board      Committee        Committee Functions                                    Meetings
Committee  Members                                                                 Held
                                                                                   During
                                                                                   Last
                                                                                   Fiscal
                                                                                   Year
Executive  John F. Donahue  In between meetings of the full Board, the Executive   Three
           John E. Murray,  Committee generally may exercise all the powers of
           Jr., J.D.,       the full Board in the management and direction of
           S.J.D.           the business and conduct of the affairs of the Trust
                            in such manner as the Executive Committee shall deem
                            to be in the best interests of the Trust. However,
                            the Executive Committee cannot elect or remove Board
                            members, increase or decrease the number of
                            Trustees, elect or remove any Officer, declare
                            dividends, issue shares or recommend to shareholders
                            any action requiring shareholder approval.

Audit      Thomas G.        The Audit Committee reviews and recommends to the      Four
           Bigley John T.   full Board the independent auditors to be selected
           Conroy, Jr.      to audit the Funds financial statements; meets with
           Nicholas P.      the independent auditors periodically to review the
           Constantakis     results of the audits and reports the results to the
           Charles F.       full Board; evaluates the independence of the
           Mansfield, Jr.   auditors, reviews legal and regulatory matters that
                            may have a material effect on the financial
                            statements, related compliance policies and
                            programs, and the related reports received from
                            regulators; reviews the Fund`s internal audit
                            function; reviews compliance with the Fund`s code of
                            conduct/ethics; reviews valuation issues; monitors
                            inter-fund lending transactions; reviews custody
                            services and issues and investigates any matters
                            brought to the Committee's attention that are within
                            the scope of its duties.





     Board ownership of shares in the funds and in the federated family of Investment companies AS OF dECEMBER 31, 2001

Interested Board    Dollar         Aggregate
Member Name         Range of          Dollar
                    Shares          Range of
                    Owned in          Shares
                         Funds      Owned in
                                   Federated
                                   Family of
                                  Investment
                                   Companies
John F. Donahue           None          Over
                                    $100,000
J.Christopher             None          Over
Donahue                             $100,000
Lawrence D. Ellis,        None          Over
M.D.                                $100,000

Independent Board
Member Name
Thomas G. Bigley          None          Over
                                    $100,000
John T. Conroy, Jr.       None          Over
                                    $100,000
Nicholas P.               None          Over
Constantakis                        $100,000
John F. Cunningham        None          Over
                                    $100,000
Peter E. Madden     Over                Over
                      $100,000      $100,000
Charles F.                None     $50,001 -
Mansfield, Jr.                      $100,000
John E. Murray,           None          Over
Jr., J.D., S.J.D.                   $100,000
Marjorie P. Smuts         None          Over
                                    $100,000
John S. Walsh       Over                Over
                      $100,000      $100,000

INVESTMENT                                                               ADVISER
---------------------------------------------------------------------------    -
The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly owned subsidiary of Federated.

The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

As required by the 1940 Act, the Board has reviewed each Fund's investment advisory contract. The Board's decision to approve the contract reflects the exercise of its business judgment on whether to continue the existing arrangements. During its review of the contract, the Board considers many factors, among the most material of which are: a Funds' investment objectives and long-term performance; the Adviser's management philosophy, personnel and processes; the preferences and expectations of each Fund's shareholders and their relative sophistication; the continuing state of competition in the mutual fund industry; comparable fees in the mutual fund industry; the range and quality of services provided to a Fund and its shareholders by the Federated organization in addition to investment advisory services; and a Fund's relationship to the Federated funds.

In assessing the Adviser's performance of its obligations, the Board also considers whether there has occurred a circumstance or event that would constitute a reason for it to not renew an advisory contract. In this regard, the Board is mindful of the potential disruptions of a Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an advisory contract. In particular, the Board recognizes that most shareholders have invested in a Fund on the strength of the Adviser's industry standing and reputation and in the expectation that the Adviser will have a continuing role in providing advisory services to the Fund.

The Board also considers the compensation and benefits received by the Adviser. This includes fees received for services provided to a Fund by other entities in the Federated organization and research services received by the Adviser from brokers that execute Fund trades, as well as advisory fees. In this regard, the Board is aware that various courts have interpreted provisions of the 1940 Act and have indicated in their decisions that the following factors may be relevant to an Adviser's compensation: the nature and quality of the services provided by the Adviser, including the performance of the Fund; the Adviser's cost of providing the services; the extent to which the Adviser may realize "economies of scale" as a Fund grows larger; any indirect benefits that may accrue to the Adviser and its affiliates as a result of the Adviser's relationship with the Fund; performance and expenses of comparable funds; and the extent to which the independent Board members are fully informed about all facts bearing on the Adviser's service and fee. The Funds' Board is aware of these factors and takes them into account in its review of the Funds' advisory contracts.

The Board considers and weighs these circumstances in light of its substantial accumulated experience in governing the Funds and working with Federated on matters relating to the Federated funds, and is assisted in its deliberations by the advice of independent legal counsel. In this regard, the Board requests and receives a significant amount of information about the Funds and the Federated organization. Federated provides much of this information at each regular meeting of the Board, and furnishes additional reports in connection with the particular meeting at which the Board's formal review of the advisory contracts occurs. In between regularly scheduled meetings, the Board may receive information on particular matters as the need arises. Thus, the Board's evaluation of an advisory contract is informed by reports covering such matters as: the Adviser's investment philosophy, personnel and processes; the Fund's short- and long-term performance (in absolute terms as well as in relationship to its particular investment program and certain competitor or "peer group" funds), and comments on the reasons for performance; a Fund's expenses (including the advisory fee itself and the overall expense structure of the Fund, both in absolute terms and relative to similar and/or competing funds, with due regard for contractual or voluntary expense limitations); the use and allocation of brokerage commissions derived from trading a Fund's portfolio securities; the nature and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates; compliance and audit reports concerning the Federated funds and the Federated companies that service them; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them.

The Board also receives financial information about Federated, including reports on the compensation and benefits Federated derives from its relationships with the Federated funds. These reports cover not only the fees under the advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and transfer agent). The reports also discuss any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades.

The Board bases its decision to approve an advisory contract on the totality of the circumstances and relevant factors, and with a view to past and future long-term considerations. Not all of the factors and considerations identified above are relevant to every Federated fund, nor does the Board consider any one of them to be determinative. Because the totality of circumstances includes considering the relationship of each Federated fund, the Board does not approach consideration of every Federated fund's advisory contract as if that were the only Federated funds offered by Federated.


Other Related Services

Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.


Code of Ethics Restrictions on Personal Trading

As required by SEC rules, the Fund, its Adviser and its Distributor have adopted codes of ethics. These codes govern securities trading activities of investment personnel, Fund Trustees and certain other employees. Although they do permit these people to trade in securities, including those that the Fund could buy, they also contain significant safeguards designed to protect the Fund and its shareholders from abuses in this area, such as requirements to obtain prior approval for, and to report, particular transactions.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Board.

Investment decisions for each Fund are made independently from those of other accounts managed by the Adviser. When a Fund and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit a Fund, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.


ADMINISTRATOR

Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated funds as specified below:

                          Average Aggregate Daily
Maximum                   Net Assets of the
Administrative Fee        Federated Funds
0.150 of 1%               on the first $250 million
0.125 of 1%               on the next $250 million
0.100 of 1%               on the next $250 million
                          on assets in excess of
0.075 of 1%               $750 million

The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

--------------------------------------------------------------------------------

Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.


CUSTODIAN

State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds.


TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Services Company, through its registered transfer agent subsidiary Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type and number of accounts and transactions made by shareholders.


INDEPENDENT Auditors

The independent auditor for the Funds, Deloitte & Touche LLP, conducts its audits in accordance with accounting principles generally accepted in the United States of America, which require it to plan and perform its audits to provide reasonable assurance about whether the Funds' financial statements and financial highlights are free of material misstatement.


FEES PAID BY THE FUND FOR SERVICES


For the Year Ended July 31      2002                 2001           2000
Advisory Fee Earned
    Government Fund             $22,440,929          $17,595,598    $14,132,895
     Prime Fund                 49,863,096           30,583,760     20,887,196
     Tax-Free Fund              12,024,428           8,425,558      7,024,249
     Treasury Fund              25,663,280           22,659,831     21,482,621
Advisory Fee Reduction
    Government Fund             $9,618,384           $8,098,794     $6,285,417
     Prime Fund                 21,120,468           15,000,238     9,866,809
     Tax-Free Fund              5,203,224            3,849,996      3,544,373
     Treasury Fund              10,877,946           9,938,962      9,372,587
Administrative Fee
    Government Fund             $8,440,491           $6,624,743     $5,323,322
     Prime Fund                 18,753,914           11,514,785     7,867,407
     Tax-Free Fund              4,522,452            3,172,223      2,645,825
     Treasury Fund              9,652,466            8,531,426      8,092,019

Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees, which are borne only by the applicable class of Shares.

--------------------------------------------------------------------------------


HOW DO THE FUNDS MEASURE PERFORMANCE?

The Funds may advertise Share performance by using the SEC's standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.


TOTAL RETURN

Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $10,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $10,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions. Total returns after taxes are calculated in a similar manner, but reflect additional standard assumptions required by the SEC.

When Shares of a Fund are in existence for less than a year, the Fund may advertise cumulative total return for that specific period of time, rather than annualizing the total return.


Yield, Effective Yield and Tax-Equivalent Yield

The yield of Shares is based upon the seven days ending on the day of the calculation, called the "base period." This yield is calculated by: determining the net change in the value of a hypothetical account with a balance of one Share at the beginning of the base period, with the net change excluding capital changes but including the value of any additional Shares purchased with dividends earned from the original one Share and all dividends declared on the original and any purchased Shares; dividing the net change in the account's value by the value of the account at the beginning of the base period to determine the base-period return; and multiplying the base-period return by 365/7. The effective yield is calculated by compounding the unannualized base-period return by: adding one to the base-period return, raising the sum to the 365/7th power; and subtracting one from the result. The tax-equivalent yield of Shares is calculated similarly to the yield, but is adjusted to reflect the taxable yield that Shares would have had to earn to equal the actual yield, assuming the maximum combined federal and state tax rate.

To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.


TAX EQUIVALENCY TABLE

With regard to the Tax-Free Fund, set forth below is a sample of a tax-equivalency table that may be used in advertising and sales literature. This table is for illustrative purposes only and is not representative of past or future performance of the Tax-Free Fund. The interest earned by the municipal securities owned by the Tax-Free Fund generally remains free from federal regular income tax and is often free from state and local taxes as well. However, some of the Tax-Free Fund's income may be subject to the federal alternative minimum tax and state and/or local taxes.



Taxable Yield Equivalent For 2002
Multistate Municipal Fund
Federal Tax Bracket:               10.00%   15.00%   27.00%     30.00%     35.00%   38.60%
Joint Return                       $0-      $12,001- $46,701-  $112,851-  $171,951- $Over050
                                   $12,000   $46,700 $112,850  $171,950   $307,050  $307,050
Single Return                      $0-$6,000 $6,001- $27,951-  $67,701-   $141,251- $Over050
                                              27,950  $6,770   $141,250   $307,050  $307,050
Tax-Exempt Yield:                   Taxable Yield Equivalent:
0.50%                               0.56%  0.59%    0.68%     0.71%      0.77%     0.81%
1.00%                               1.11%  1.18%    1.37%     1.43%      1.54%     1.63%
1.50%                               1.67%  1.76%    2.05%     2.14%      2.31%     2.44%
2.00%                               2.22%  2.35%    2.74%     2.86%      3.08%     3.26%
2.50%                               2.78%  2.94%    3.42%     3.57%      3.85%     4.07%
3.00%                               3.33%  3.53%    4.11%     4.29%      4.62%     4.89%
3.50%                               3.89%  4.12%    4.79%     5.00%      5.38%     5.70%
4.00%                               4.44%  4.71%    5.48%     5.71%      6.15%     6.51%
4.50%                               5.00%  5.29%    6.16%     6.43%      6.92%     7.33%
5.00%                               5.56%  5.88%    6.85%     7.14%      7.69%     8.14%
5.50%                               6.11%  6.47%    7.53%     7.86%      8.46%     8.96%
6.00%                               6.67%  7.06%    8.22%     8.57%      9.23%     9.77%
6.50%                               7.22%  7.65%    8.90%     9.29%      10.00%    10.59%
7.00%                               7.78%  8.24%    9.59%     10.00%     10.77%    11.40%
7.50%                               8.33%  8.82%    10.27%    10.71%     11.54%    12.21%
8.00%                               8.89%  9.41%    10.96%    11.43%     12.31%    13.03%
8.50%                               9.44%  10.00%   11.64%    12.14%     13.08%    13.84%
9.00%                               10.00% 10.59%   12.33%    12.86%     13.85%    14.66%
9.50%                               10.56% 11.18%   13.01%    13.57%     14.62%    15.47%
10.00%                              11.11% 11.76%   13.70%    14.29%     15.38%    16.29%
10.50%                              11.67% 12.35%   14.38%    15.00%     16.15%    17.10%
11.00%                              12.22% 12.94%   15.07%    15.71%     16.92%    17.92%

     Note: The maximum marginal tax rate for each bracket was used in calculating the taxable yield equivalent. Furthermore, additional state and local taxes paid on comparable taxable investments were not used to increase federal deductions.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Funds' returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Funds may compare their performance, or performance for the types of securities in which they invest, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit and Treasury bills.

     The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.


     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which a Fund uses in advertising may include:


Lipper, Inc.

     Lipper, Inc. ranks funds in various fund categories based on total return, which assumes the reinvestment of all income dividends and capital gains distributions, if any.


iMoneyNet

     IMoneyNet, Inc.'s Money Fund Report publishes annualized yields of money market funds weekly. IMoneyNet, Inc.'s Money Fund Report publication reports monthly and 12-month-to-date investment results for the same money funds.


Money

     Money, a monthly magazine, regularly ranks money market funds in various categories based on the latest available seven-day effective yield.


Salomon 30-Day CD Index

     Salomon 30-Day CD Index compares rate levels of 30-day certificates of deposit from the top ten prime representative banks.


Salomon 30-Day Treasury Bill Index

     Salomon 30-Day Treasury Bill Index is a weekly quote of the most representative yields for selected securities, issued by the U.S. Treasury, maturing in 30 days.


Discount Corporation of New York 30-Day Federal Agencies

     Discount Corporation of New York 30-Day Federal Agencies is a weekly quote of the average daily offering price for selected federal agency issues maturing in 30 days.


Bank Rate Monitor(C) National Index

     Bank Rate Monitor(C) National Index, published weekly, is an average of the interest rates of personal money market deposit accounts at ten of the largest banks and thrifts in each of the five largest Standard Metropolitan Statistical Areas. If more than one rate is offered, the lowest rate is used. Account minimums and compounding methods may vary.


WHO IS FEDERATED INVESTORS, INC.?

     Federated is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is a fusion of individual talents and state-of-the-art industry tools and resources. Federated's investment process involves teams of portfolio managers and analysts, and investment decisions are executed by traders who are dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.



Federated Funds overview

Municipal Funds

     In the municipal sector, as of December 31, 2001, Federated managed 12 bond funds with approximately $2.3 billion in assets and 22 money market funds with approximately $44.8 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.


Equity Funds

     In the equity sector, Federated has more than 31 years' experience. As of December 31, 2001, Federated managed 40 equity funds totaling approximately $20.7 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.


Corporate Bond Funds

     In the corporate bond sector, as of December 31, 2001, Federated managed 11 money market funds and 30 bond funds with assets approximating $62.3 billion and $5.4 billion, respectively. Federated's corporate bond decision-making--based on intensive, diligent credit analysis--is backed by over 29 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset backed securities market, a market totaling more than $209 billion.


Government Funds

     In the government sector, as of December 31, 2001, Federated managed 6 mortgage backed, 5 multi-sector government funds, 3 government/agency and 19 government money market mutual funds, with assets approximating $3.6 billion, $2.0 billion, $1.2 billion and $55.2 billion, respectively. Federated trades approximately $90.4 billion in U.S. government and mortgage backed securities daily and places approximately $35 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $50 billion in government funds within these maturity ranges.


Money Market Funds

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 2001, Federated managed $136.4 billion in assets across 54 money market funds, including 19 government, 11 prime, 22 municipal and 1 euro-denominated with assets approximating $55.2 billion, $62.3 billion, $19.5 billion and $34.6 million, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: Global Equity - Stephen F. Auth is responsible for overseeing the management of Federated's domestic and international equity products; Global Fixed Income - William D. Dawson III is responsible for overseeing the management of Federated's domestic and international fixed income and high yield products.


Mutual Fund Market

     Forty-nine percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $6.8 trillion to the more than 8,157 funds available, according to the Investment Company Institute.



Federated Clients Overview

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:


Institutional Clients

     Federated meets the needs of approximately 3,035 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/ liability management. Institutional clients include corporations, pension funds, tax exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.


Bank Marketing

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.


Broker/Dealers and Bank Broker/Dealer Subsidiaries

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,000 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.


FINANCIAL INFORMATION

     The Financial Statements for the Funds for the fiscal year ended July 31, 2002 are incorporated herein by reference to the Annual Report to Shareholders of Money Market Obligations Trust dated July 31, 2002.


INVESTMENT RATINGS FOR GOVERNMENT FUND, TAX-FREE FUND AND TREASURY FUND

Standard & Poor's Short-Term Municipal Obligation Ratings

A Standard & Poor's (S&P) note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody's Investors Service Short-Term Municipal Obligation Ratings Moody's Investors Service (Moody's) short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch Ratings Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.


INVESTMENT RATINGS FOR PRIME FUND

Standard & Poor's Short-Term Municipal Obligation Ratings

An S&P note rating reflects the liquidity concerns and market access risks unique to notes.

SP-1--Very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics will be given a plus sign (+) designation.

SP-2--Satisfactory capacity to pay principal and interest.

Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings S&P assigns dual ratings to all long-term debt issues that have as part of their provisions a variable rate demand feature. The first rating (long-term rating) addresses the likelihood of repayment of principal and interest when due, and the second rating (short-term rating) describes the demand characteristics. Several examples are AAA/A-1+, AA/A-1+, A/A-1. (The definitions for the long-term and the short-term ratings are provided below.)

Commercial Paper (CP) Ratings

An S&P commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

A-1--This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Long-Term Debt Ratings

AAA--Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

Moody's Investors Service Short-Term Municipal Obligation Ratings

Moody's short-term ratings are designated Moody's Investment Grade (MIG or VMIG). (See below.) The purpose of the MIG or VMIG ratings is to provide investors with a simple system by which the relative investment qualities of short-term obligations may be evaluated.

MIG1--This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

MIG2--This designation denotes high quality. Margins of protection are ample although not so large as in the preceding group.


Variable Rate Demand Notes (VRDNs) And Tender Option Bonds (TOBs) Ratings Short-term ratings on issues with demand features are differentiated by the use of the VMIG symbol to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. In this case, two ratings are usually assigned, (for example, Aaa/VMIG-1); the first representing an evaluation of the degree of risk associated with scheduled principal and interest payments, and the second representing an evaluation of the degree of risk associated with the demand feature. The VMIG rating can be assigned a 1 or 2 designation using the same definitions described above for the MIG rating.

Commercial Paper (CP) Ratings

P-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics: leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structure with moderate reliance on debt and ample asset protection, broad margins in earning coverage of fixed financial charges and high internal cash generation, well-established access to a range of financial markets and assured sources of alternate liquidity.

P-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above, but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Long-Term Debt Ratings

Aaa--Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa--Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

NR--Indicates that both the bonds and the obligor or credit enhancer are not currently rated by S&P or Moody's with respect to short-term indebtedness. However, management considers them to be of comparable quality to securities rated A-1 or P-1.

NR(1)--The underlying issuer/obligor/guarantor has other outstanding debt rated AAA by S&P or Aaa by Moody's.

NR(2)--The underlying issuer/obligor/guarantor has other outstanding debt rated AA by S&P or Aa by Moody's.

NR(3)--The underlying issuer/obligor/guarantor has other outstanding debt rated A by S&P or Moody's.

Fitch Ratings Short-Term Debt Rating Definitions

F-1+--Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1--Very Strong Credit Quality. Issues assigned this rating reflect an assurance for timely payment, only slightly less in degree than issues rated F-1+.

F-2--Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned F-1+ and F-1 ratings.

Standard and Poor's Long-Term Debt Rating Definitions

AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.

A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher-rated categories.

BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.

Moody's Investors Service Long-Term Bond Rating Definitions

AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

BAA--Bonds which are rated BAA are considered as medium-grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Fitch Ratings Long-Term Debt Rating Definitions

AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Moody's Investors Service Commercial Paper Ratings

Prime-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o     Leading market positions in well-established industries;

o     High rates of return on funds employed;

o Conservative capitalization structure with moderate reliance on debt and ample asset protection;

o Broad margins in earning coverage of fixed financial charges and high internal cash generation; and

o Well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2--Issuers rated Prime-2 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Standard and Poor's Commercial Paper Ratings

A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2--Capacity   for  timely   payment  on  issues  with  this   designation   is
satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

Fitch Ratings Commercial Paper Rating Definitions

FITCH-1-- (Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

FITCH-2-- (Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.




ADDRESSES

money market obligations trust
Government Obligations Fund
Prime Obligations Fund
Tax-Free Obligations Fund
Treasury Obligations Fund

Trust Shares

Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000


Distributor
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Investment Adviser
Federated Investment Management Company
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA 15222-3779


Custodian
State Street Bank and Trust Company
P.O. Box 8600
Boston, MA 02266-8600


Transfer Agent and Dividend Disbursing Agent
Federated Shareholder Services Company
P.O. Box 8600
Boston, MA 02266-8600


Independent Auditors
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116

PART C.    OTHER INFORMATION.

Item 23     Exhibits:

(a)                      Conformed  copy of Restatement  and  Amendment Numbers
                      1-18 to the Declaration of Trust of the Registrant; (35)
         (i)          Form of Declaration of  Trust Amendment No. 19 +
(b)                      Copy of By-Laws and Amendments  1-4 of the Registrant;
                      (35)
         (i)          Amendment #5 to By-Laws +
   (c)                Copy of Specimen  Certificate for Shares of Beneficial
                        Interest of the   Registrant; (See Appendix)
   (d)   (i)          Conformed copy of Investment  Advisory  Contract and
                        Exhibits A-PP of the Registrant; (35)
         (ii)         Conformed  copy of Amendment to the Investment  Advisory
                        Contract of the Registrant; (38)
   (e)   (i)          Conformed  copy of  Distributor's  Contract and
                         Exhibits A-R of the Registrant; (35)
         (ii)         Form of Exhibit S to the Distributor's Contract +
         (iii).............Conformed  copy  of  Amendment  to the  Distributor's
                      Contract of the Registrant; (38)
(iv)                  Conformed copy of Distributor's Contract of the Registrant
(v)                       (Liberty  U.S. Government Money Market Trust -
                               Class B Shares); (23)
(vi)                      Form of Exhibit J to the  Distribution Plan +

                    (vii)The Registrant  hereby  incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Funds Service Agreement; and Plan Trustee/ Mutual Funds Service Agreement from Item
                         24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A filed with the Commission on July 24, 1995. (File Nos. 33-38550 and 811-6269).

  (f)                Not applicable;

  (g)   (i)          Conformed copy of Custodian Agreement of the Registrant;(8)

        (ii)         Conformed copy of Custodian Fee Schedule; (17)

  (h)   (i)          Conformed copy of Amended and Restated Agreement for Fund
                     Accounting Services, Administrative Services, Transfer
                      Agency Services and Custody Services Procurement; (21)
        (ii)         Conformed copy of Amendment to Agreement for Fund
                         Accounting Services, Administrative Services, Transfer Agency Services and Custody Services Procurement; (38)
--------------------------------------------------------------------------------
+ All exhibits are being filed electronically.

8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. (File Nos. 33-31602 and 811-5950).

17. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed September 28, 1998. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).

35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).

38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).



    (iii) Conformed copy of Amended and Restated Shareholder Services Agreement of the Registrant; (21)
    (iv)         Conformed copy of Principal Shareholder Services Agreement
                  (Liberty U.S. Government Money Market Trust - Class B
                  Shares); (23)
(v)     Conformed copy of Shareholder Services Agreement (Liberty U.S
             Government Money Market Trust - Class B Shares);   (23)
(vi)    Conformed copy of Shareholder Services Agreement
           (Massachusetts Municipal Cash Trust - Boston 1784 Fund Shares); (24)
    (vii)      Conformed Copy of Exhibit to the Amended and Restated Shareholder
                 Services Agreement; (30)
    (viii)       .......The responses described in Item 23(e)(iv) are hereby incorporated by reference.
    (ix)      The Registrant hereby incorporates by reference the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item 24(b)(9)(iii) of the Federated GNMA Trust Registration Statement on Form N-1A, filed with the Commission on March 25, 1996 (File Nos. 2-75670 and 811-3375).
(i)               Conformed  copy of  Opinion  and  Consent  of  Counsel as to legality of shares being registered; (12)
-------------------------------------------------------------------------------

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

21. Response is incorporated by reference to Registrant' s Post-Effective Amendment No. 33 on Form N-1A filed August 27, 1999. (File Nos. 33-31602 and 811-5950).

23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 28, 2000. (File Nos. 33-31602 and 811-5950).




            (j)      (i)     Conformed copy of Consent of Ernst & Young LLP for:
                        (a)    Automated Government Cash Reserves; (40)
                        (b)    Automated Treasury Cash Reserves; (40)
(c)   U.S. Treasury Cash Reserves; (40)
(d)   Tax Free Instruments Trust; (40)
(e)   California Municipal Cash Trust; (31)
(f) Alabama Municipal Cash Trust; Arizona Municipal Cash Trust; Connecticut Municipal Cash Trust; Florida Municipal Cash Trust; Georgia Municipal Cash Trust; Maryland Municipal Cash Trust; Massachusetts Municipal Cash Trust; Michigan Municipal Cash Trust; Minnesota Municipal Cash Trust; New Jersey Municipal Cash Trust; New York Municipal Cash Trust; North Carolina Municipal Cash Trust; Ohio Municipal Cash Trust; Pennsylvania Municipal Cash Trust; Virginia Municipal Cash Trust; (41)
(g) Federated Short-Term U.S. Government Trust; Automated Government Money Trust;(41)
(h)   Liberty U.S. Government Money Market Trust; (41)
______________________________________

12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

24. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 37 on Form N-1A filed November 17, 1999. (File Nos. 33-31602 and 811-5950).

30. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 46 on Form N-1A filed September 28, 2000. (File Nos. 33-31602 and 811-5950).

31. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 47 on Form N-1A filed December 14, 2000. (File Nos. 33-31602 and 811-5950).

32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed December 26, 2000. (File Nos. 33-31602 and 811-5950).

35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).

36. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 52 on Form N-1A filed June 25, 2001. (File Nos. 33-31602 and 811-5950).

37. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 53 on Form N-1A filed September 14, 2001. (File Nos. 33-31602 and 811-5950).

38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).

39. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 56 on Form N-1A filed May 28, 2002. (File Nos. 33-31602 and 811-5950).

40. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 57 on Form N-1A filed on June 28, 2002 (File Nos. 33-31602 and 811-5950).

41.  Response  is  incorporated  by  reference  to  Registant;s   Post-Effective
     Amendment No. 58 on Form N-1A filed on September 30, 2002.


(i)   Money Market Trust; Money Market Management;  (41)
               (j)    Trust for U.S. Treasury Obligations; (41)
  (ii)          Conformed copy of Consent of Deloitte & Touche LLP for:
        (a) Automated Cash Management Trust; Liquid Cash Trust; Federated Master Trust; Trust for Government Cash Reserves; Trust for Short-Term
           U.S. Government Securities; Government Obligations Fund; Government Obligations Tax-Managed Fund; Prime Obligations Fund; Tax-Free Obligations Fund; Treasury Obligations Fund; Municipal Obligations Fund; Prime Cash Obligations Fund; Prime Value Obligations Fund; (41)
        (b)   Federated Tax-Free Trust; (32)
 (k)                 Not applicable;
 (l)                 Conformed copy of Initial Capital Understanding; (12)
                (m)      (i)   Conformed copy of  Distribution Plan and Exhibits
                A-I of the      Registrant; (35)
       (ii)     The   responses   described   in  Item   23(e)(iv)  are   hereby
                incorporated by reference.
 (n)            The  Registrant  hereby  incorporates  the conformed copy of the
                Multiple Class Plan from Item (n) of the Federated Income Securities Trust Registration Statement on Form N-1A, filed with the Commission on June 26, 2002. (File Nos. 3164 and 811-4577).
 (o)   (i)          Conformed copy of Power of Attorney of  the Registrant;
                    (23)
       (ii)  Conformed   copy  of  Power  of  Attorney  of  Chief   Investment
                Officer of the Registrant; (23)
       (iii)    Conformed   copy  of  Power  of  Attorney  of  Treasurer  of the
                Registrant: (18)
       (iv)     Conformed   copy  of  Power  of   Attorney  of  Trustee  of the
                Registrant; (26)
 (p) The Registrant hereby incorporates the conformed copy of the Code of Ethics for Access Persons from Item 23 (p) of the Federated Managed Allocation Portfolios Registration Statement on Form N-1A filed with the Commission on January 25, 2001. (File Nos. 33-51247 and 811-7129).
____________________________
+ All exhibits are being filed electronically.

     12. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 16 on Form N-1A filed September 29, 1995. (File Nos. 33-31602 and 811-5950).

     18. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 25 on Form N-1A filed February 12, 1999. (File Nos. 33-31602 and 811-5950).

     23. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 36 on Form N-1A filed October 29, 1999. (File Nos. 33-31602 and 811-5950).

     26. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 39 on Form N-1A filed February 25, 2000. (File Nos. 33-31602 and 811-5950).

     32. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 48 on Form N-1A filed December 26, 2000. (File Nos. 33-31602 and 811-5950).

     35. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 51 on Form N-1A filed May 29, 2001. (File Nos. 33-31602 and 811-5950).

     38. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 54 on Form N-1A filed September 28, 2001. (File Nos. 33-31602 and 811-5950).

Item 24. Persons Controlled by or Under Common Control with the Fund:

                        None

Item 25. Indemnification:  (1)

___________________________________

1. Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed October 20, 1989. (File Nos. 33-31602 and 811-5950).

Item 26. Business and Other Connections of Investment Adviser:

          For a description of the other business of the investment adviser, see the section entitled "Who Manages the Fund?" in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Fund?" The remaining Trustees of the investment adviser and, in parentheses, their principal occupations are: Thomas R. Donahue, (Chief Financial Officer, Federated Investors, Inc.), 1001 Liberty Avenue, Pittsburgh, PA, 15222-3779 and Mark D. Olson (a principal of the firm, Mark D. Olson & Company, L.L.C. and Partner, Wilson, Halbrook & Bayard, P.A.), 800 Delaware Avenue, P.O. Box 2305, Wilmington, DE 19899-2305.

                  The remaining Officers of the investment adviser are:
                  President/ Chief Executive
                  Officer:                      Keith M. Schappert

                  Executive Vice Presidents:    William D. Dawson, III
                                                Henry A. Frantzen
                                                J. Thomas Madden
                                                Stephen F. Auth

                  Senior Vice Presidents:             Joseph M. Balestrino
                                                David A. Briggs
                                                Jonathan C. Conley
                                                Deborah A. Cunningham
                                                Michael P. Donnelly
                                                Linda A. Duessel
                                                Mark E. Durbiano
                                                James E. Grefenstette
                                                Robert M. Kowit
                                                Jeffrey A. Kozemchak
                                                Richard J. Lazarchic
                                                Susan M. Nason
                                                Mary Jo Ochson
                                                Robert J. Ostrowski
                                                Frank Semack
                                                Richard Tito
                                                Peter Vutz

          Vice Presidents:                      Todd A. Abraham
                                                J. Scott Albrecht
          Vice Presidents:                      Randall S. Bauer
                                                Nancy J.Belz
                                                G. Andrew Bonnewell
                                                David Burns
                                                Robert E. Cauley
                                                Regina Chi
                                                Ross M. Cohen
                                                Fred B. Crutchfield
                                                Lee R. Cunningham, II
                                                Alexandre de Bethmann
                                                Anthony Delserone, Jr.
                                                Donald T. Ellenberger
                                                Eamonn G. Folan
                                                Kathleen M. Foody-Malus
                                                Thomas M. Franks
                                                John T. Gentry
                                                David P. Gilmore
                                                James P. Gordon
                                                Marc Halperin
                                                John W. Harris
                                                Patricia L. Heagy
                                                Susan R. Hill
                                                Nikola A. Ivanov
                                                William R. Jamison
                                                Constantine J. Kartsonas
                                                Nathan H. Kehm
                                                John C. Kerber
                                                Steven Lehman
                                                Marian R. Marinack
                                                Natalie F. Metz
                                                Thomas J. Mitchell
                                                Joseph M. Natoli
                                                John L. Nichol
                                                Mary Kay Pavuk
                                                Jeffrey A. Petro
                                                John P. Quartarolo
                                                Ihab L. Salib
                                                Roberto Sanchez-Dahl, Sr.
                                                Aash M. Shah
                                                John Sidawi
                                                Michael W. Sirianni, Jr.
                                                Christopher Smith
                                                Timothy G. Trebilcock
                                                Leonardo A. Vila
                                                Paige M. Wilhelm
                                                Richard M. Winkowski, Jr.
                                                Lori A. Wolff
                                                George B. Wright

          Assistant Vice Presidents:            Catherine A. Arendas
                                                Angela A. Auchey
                                                Nicholas P. Besh
                                                Hanan Callas
                                                David W. Cook
                                                James R. Crea, Jr.
                                                Karol M. Crummie

          Assistant Vice Presidents:            David Dao
                                                Richard J. Gallo
                                                James Grant
                                                Anthony Han
                                                Kathryn P. Heagy
                                                Carol B. Kayworth
                                                J. Andrew Kirschler
                                                Robert P. Kozlowski
                                                Ted T. Lietz, Sr.
                                                Monica Lugani
                                                Tracey L. Lusk
                                                Theresa K. Miller
                                                Bob Nolte
                                                Rae Ann Rice
                                                James W. Schaub
                                                Jennifer G. Setzenfand
                                                Diane R. Startari
                                                Kyle D. Stewart
                                                Mary Ellen Tesla
                                                Michael R. Tucker
                                                Steven J. Wagner
                                                Mark Weiss

          Secretary:                            G. Andrew Bonnewell

          Treasurer:                            Thomas R. Donahue

          Assistant Secretaries:                C. Grant Anderson
                                                Leslie K. Ross

          Assistant Treasurer:                  Denis McAuley, III

               The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.


          Item 27.  Principal Underwriters:

          (a) Federated Securities Corp. the Distributor for shares of the Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

               Cash Trust Series II; Cash Trust Series, Inc.; CCMI Funds; Edward Jones Money Market Fund; Edward Jones Tax-Free Money Market Fund; Federated American Leaders Fund, Inc.; Federated Adjustable Rate Securities Fund; Federated Core Trust; Federated Core Trust II, L.P.; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fixed Income Securities, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated High Income Bond
               Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated International Series, Inc.; Federated Investment Series Funds, Inc.; Federated Limited Duration Government Fund, Inc.; Federated Managed Allocation Portfolios; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Securities Income Trust; Federated Short-Term Municipal Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities
               Fund: 2-5 Years; Federated Total Return Government Bond Fund; Federated Utility Fund, Inc.; Federated World Investment Series, Inc.; FirstMerit Funds; Hibernia Funds; Intermediate Municipal Trust; Marshall Funds, Inc.; Money Market Obligations Trust; Regions Morgan Keegan Select Funds; RIGGS Funds; SouthTrust Funds; and Vision Group of Funds.



                  (b)

                  (1)                         (2)                          (3)
          Positions and Offices                                   Positions and Offices
            With Distributor                 Name                    With Registrant
          _____________________      _________________      ______________________

          Chairman:                 Richard B. Fisher             Vice President

          Director:                 Arthur L. Cherry

          President-Institutional
          Sales and Director:       John B. Fisher

          Director, Executive Vice
          Vice President and Assistant
          Secretary:                Thomas R. Donahue

          President-Broker/Dealer
          And Director:       James F. Getz

          Senior Vice Presidents:
                              Mark W. Bloss
                              Richard W. Boyd
                              Laura M. Deger
                              Peter W. Eisenbrandt

          (1)                           (2)                          (3)
          Positions and Offices                                   Positions and Offices
            With Distributor                 Name                    With Registrant
          _____________________      _________________      ______________________
          Senior Vice Presidents:       Theodore Fadool, Jr.
                                        Christopher T. Fives
                                        James S. Hamilton
                                        James M. Heaton
                                        Amy Michaliszyn
                                        Solon A. Person, IV
                                        Ronald M. Petnuch
                                        Timothy C. Pillion
                                        Thomas E. Territ
                                        Robert F. Tousignant

          Vice Presidents:              John B. Bohnet
                                        Jane E. Broeren-Lambesis
                                        David J. Callahan
                                        Mark Carroll
                                        Scott Charlton
                                        Steven R. Cohen
                                        Mary J. Combs
                                        R. Edmond Connell, Jr.
                                        Kevin J. Crenny
                                        Daniel T. Culbertson
                                        G. Michael Cullen
                                        Marc C. Danile
                                        Robert J. Deuberry
                                        Ron Dorman
                                        William C. Doyle
                                        Donald C. Edwards
                                        Timothy Franklin
                                        Peter J. Germain
                                        Joseph D. Gibbons
                                        G. Tad Gullickson
                                        Scott Gundersen
                                        Dayna C. Haferkamp
                                        Raymond J. Hanley
                                        Vincent L. Harper, Jr.
                                        Bruce E. Hastings
                                        Charlene H. Jennings
                                        Theresa M. Johnson
                                        Christopher L. Johnston
                                        H. Joseph Kennedy
                                        Stephen Kittel
                                        Michael W. Koenig
                                        Ed Koontz
                                        Christopher A. Layton
                                        Michael H. Liss
                                        Michael R. Manning
                                        Martin J. McCaffrey
                                        Maurice W. McKinney
                                        Mark J. Miehl
                                        Richard C. Mihm
                                        Vincent T. Morrow
            (1)                        (2)                           (3)
          Positions and Offices                                   Positions and Offices
            With Distributor                 Name                    With Registrant
          _____________________      _________________      ______________________

            Vice Presidents             Alec H. Neilly
                                        Thomas A. Peter III
                                        Raleigh Peters
                                        Robert F. Phillips
                                        Richard A. Recker
                                        Christopher Renwick
                                        John Rogers
                                        Brian S. Ronayne
                                        Thomas S. Schinabeck
                                        Edward J. Segura
                                        Edward L. Smith
                                        David W. Spears
                                        John A. Staley
                                        Colin B. Starks
                                        Jeffrey A. Stewart
                                        Kevin Stutz
                                        Timothy A. Rosewicz
                                        Greg Spralding
                                        William C. Tustin
                                        Paul A. Uhlman
                                        Richard B. Watts
                                        G. Walter Whalen
                                        Patrick M. Wiethorn
                                        Edward J. Wojnarowski
                                        Michael P. Wolff
                                        Scott F. Wright

          Assistant Vice Presidents:
                                        Lisa Arcuri
                                        Robert W. Bauman
                                        Edward R. Bozek
                                        Charles L. Davis, Jr.
                                        Beth C. Dell
                                        Jennifer Fetteroff
                                        Renee L. Gebben
                                        John T. Glickson
                                        William Rose
                                        Lynn Sherwood-Long

          Treasurer:                    Denis McAuley, III

          Assistant Secretaries:
                                        Thomas R. Donahue
                                        Timothy S. Johnson
                                        Victor R. Siclari

     The business address of each of the Officers of Federated Securities Corp. is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779.

                  (c)   Not applicable



Item 28. Location of Accounts and Records:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

Registrant                                Federated Investors Tower
                                          1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

     (Notices should be sent to the Agent for Service at above address)

                                          Federated Investors Funds
                                          5800 Corporate Drive
                                          Pittsburgh, PA  15237-7000

Federated Shareholder                     P.O. Box 8600
Services Company                          Boston, MA 02266-8600
("Transfer Agent and
Dividend Disbursing Agent")

Federated Services Company                Federated Investors Tower
("Administrator")                               1001 Liberty Avenue
                                          Pittsburgh, PA  15222-3779

Federated Investment                      Federated Investors Tower
Management Company                        1001 Liberty Avenue
("Adviser")                               Pittsburgh, PA  15222-3779

State Street Bank and                     P.O. Box 8600
Trust Company                                   Boston, MA 02266-8600
("Custodian")


Item 29.    Management Services:  Not applicable.

Item 30.    Undertakings:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                            SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MONEY MARKET OBLIGATIONS TRUST, has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 20th day of December, 2002. MONEY MARKET OBLIGATIONS TRUST

            BY: /s/ Leslie K. Ross
            Leslie K. Ross, Assistant Secretary
            Attorney in Fact for John F. Donahue
            December 20, 2002

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                      TITLE                   DATE
By:/s/ Leslie K. Ross                     Attorney In Fact     December 20, 2002
   Leslie K. Ross                         For the Persons
   Assistant Secretary                    Listed Below

NAME                                      TITLE

John F. Donahue*                          Chairman and Trustee


J. Christopher Donahue*                   President and Trustee
                                          (Principal Executive Officer)

Richard J. Thomas*                       Treasurer (Principal Financial Officer)

William D. Dawson, III*                   Chief Investment Officer

Thomas G. Bigley*                         Trustee

John T. Conroy, Jr.*                      Trustee

Nicholas P. Constantakis*                 Trustee

John F. Cunningham*                       Trustee

Lawrence D. Ellis, M.D.*                  Trustee

Peter E. Madden*                          Trustee

Charles F. Mansfield, Jr.*                Trustee

John E. Murray, Jr., J.D., S.J.D.*        Trustee

Marjorie P. Smuts*                        Trustee

John S. Walsh*                                  Trustee

*By Power of Attorney

Appendix

Copy of Specimen Certificate for Shares of Beneficial Interest of:

     (i) Alabama Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

     (ii) Arizona Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 46 on Form N-1A filed on March 16, 1998. File Nos. 33-31259 and 811-5911).

     (iii)Automated  Cash Management  Trust -  Institutional  Service Shares and
Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 8 on Form N-1A filed June 1, 1994. File Nos. 33-31602 and 811-5950).

     (iv) Automated Government Money Trust; (Response is incorporated by reference to Initial Registration Statement on Form N-1 filed on May 28, 1982. File Nos. 2-77822 and 811-3475).

     (v)   California   Municipal   Cash  Trust  -   Institutional   Shares  and
Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

     (vi) Connecticut Municipal Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed on October 31, 1989. File Nos. 33-31259 and 811-5911).

     (vii) Federated Master Trust; (Response is incorporated by reference to Post-Effective Amendment No. 39 on Form N-1A filed January 23, 1996. File Nos. 2-60111 and 811-2784).

     (viii)   Federated   Short-Term  U.S.   Government   Trust;   (Response  is
incorporated by reference to Post-Effective Amendment No. 1 on Form N-1A filed October 22, 1987. File Nos. 33-12322 and 811-5035).

     (ix) Federated Tax-Free Trust; (Response is incorporated by reference to Initial Registration Statement on Form S-5 filed December 27, 1978. File Nos. 2-63343 and 811-2891).

     (x) Florida Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 30 on Form N-1A filed on September 19, 1994. File Nos. 33-31259 and 811-5911).

     (xi) Georgia Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 36 on Form N-1A filed on May 31, 1995. File Nos. 33-31259 and 811-5911).

     (xii) Liberty U.S. Government Money Market Trust; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed April 25, 1996. File Nos. 2-65447 and 811-2956).

     (xiii) Liquid Cash Trust; (Response is incorporated by reference to Pre-Effective Amendment No. 3 on Form N-1A filed December 8, 1980. File Nos. 2-67655 and 811-3057).

     (xiv) Maryland Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed on March 2, 1994. File Nos. 33-31259 and 811-5911).

     (xv) Massachusetts Municipal Cash Trust - Institutional Service Shares and BayFunds Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

     (xvi)   Michigan   Municipal   Cash  Trust  -   Institutional   Shares  and
Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

     (xvii) Minnesota Municipal Cash Trust - Institutional Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

     (xviii) New Jersey Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

     (xix) North Carolina Municipal Cash Trust; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

     (xx) Ohio Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 45 on Form N-1A filed on December 19, 1997. File Nos. 33-31259 and 811-5911).

     (xxi) Ohio Municipal Cash Trust - Cash II Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

     (xxii) Pennsylvania Municipal Cash Trust - Institutional Shares; (Response is incorporated by reference to Post-Effective Amendment No. 35 on Form N-1A filed on May 19,1995. File Nos. 33-31259 and 811-5911).

     (xxiii) Pennsylvania Municipal Cash Trust - Institutional Service Shares and Cash Series Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

     (xxiv) Tennessee Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 42 on Form N-1A filed on February 29,1996. File Nos. 33-31259 and 811-5911).

     (xxv) Treasury Obligations Fund - Institutional Capital Shares; (Response is incorporated by reference to Post-Effective Amendment No. 22 on Form N-1A filed September 23, 1997. File Nos. 33-31602 and 811-5950).

     (xxvi) Trust for Government Cash Reserves; (Response is incorporated by reference to Pre-Effective Amendment No. 1 on Form N-1A filed March 23, 1989. File Nos. 33-27178 and 811-5772).

     (xxvii) Trust for Short-Term U.S. Government Securities; (Response is incorporated by reference to Post-Effective Amendment No. 53 on Form N-1A filed January 23, 1995. File Nos. 2-54929 and 811-2602).

     (xxviii) Trust for U.S. Treasury Obligations; (Response is incorporated by reference to Post-Effective Amendment No. 27 on Form N-1A filed November 27, 1994. File Nos. 2-49591 and 811-2430).

     (xxix) Virginia Municipal Cash Trust - Institutional Shares and Institutional Service Shares; (Response is incorporated by reference to Post-Effective Amendment No. 21 on Form N-1A filed on December 29, 1993. File Nos. 33-31259 and 811-5911).

     (xxx) Liberty U.S. Government Money Market Trust and Liquid Cash; (Response is incorporated by reference to Post-Effective Amendment No 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).

     (xxxi) Liberty U.S. Government Money Market Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).

     (xxxii) Liquid Cash Trust (Response is incorporated by reference to Post-Effective Amendment No. 41 on Form N-1A filed on May 25,2000. File Nos. 33-31602 and 811-5950).